Schedule of Investments (unaudited)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)(b)(c)	2,347,873	$98,235,006
Aerojet Rocketdyne Holdings Inc.(a)(b)	5,301,317	215,233,470
Aerovironment Inc.(a)(b)(c)	1,642,942	135,049,832
Kaman Corp.(a)	1,996,787	62,399,594
Moog Inc., Class A(a)(c)	2,055,429	163,180,508
National Presto Industries Inc.(a)	360,929	23,691,380
Park Aerospace Corp.(a)	1,383,994	17,659,764
Triumph Group Inc.(a)(b)	3,641,198	48,391,521
		763,841,075
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,859,571	114,754,126
Forward Air Corp.(a)(c)	1,903,507	175,046,504
Hub Group Inc., Class A(a)(b)(c)	2,409,251	170,912,266
		460,712,896
Airlines — 0.4%
Allegiant Travel Co.(a)(b)(c)	1,079,122	122,037,907
Hawaiian Holdings Inc.(a)(b)(c)	3,658,115	52,347,626
SkyWest Inc.(a)(b)(c)	3,600,114	76,502,422
		250,887,955
Auto Components — 1.4%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	8,137,876	61,278,206
Dorman Products Inc.(a)(b)(c)	2,004,881	219,955,495
Gentherm Inc.(a)(b)(c)	2,348,599	146,576,064
LCI Industries(a)	1,800,422	201,431,213
Motorcar Parts of America Inc.(a)(b)(c)	1,368,993	17,961,188
Patrick Industries Inc.(a)	1,551,841	80,447,438
Standard Motor Products Inc.(a)	1,350,065	60,739,424
XPEL Inc.(b)(c)	1,177,688	54,091,210
		842,480,238
Automobiles — 0.2%
Winnebago Industries Inc.(a)(c)	2,324,882	112,896,270

Banks — 9.9%
Allegiance Bancshares Inc.(a)(c)	1,317,626	49,753,558
Ameris Bancorp.(a)	4,586,231	184,274,762
Banc of California Inc.(a)(c)	3,766,880	66,372,426
BancFirst Corp.	1,346,155	128,840,495
Bancorp. Inc. (The)(a)(b)(c)	3,933,229	76,776,630
BankUnited Inc.(a)	5,486,944	195,170,598
Banner Corp.(a)	2,278,712	128,086,402
Berkshire Hills Bancorp. Inc.(a)(c)	3,171,285	78,552,729
Brookline Bancorp. Inc.(a)	5,223,311	69,522,269
Central Pacific Financial Corp.(a)	1,597,517	34,266,740
City Holding Co.(a)	990,496	79,120,820
Columbia Banking System Inc.(a)	5,412,786	155,076,319
Community Bank System Inc.(a)	3,642,104	230,472,341
Customers Bancorp. Inc.(a)(b)(c)	2,109,596	71,515,304
CVB Financial Corp.(a)	9,218,710	228,716,195
Dime Community Bancshares Inc.(a)	2,286,985	67,809,105
Eagle Bancorp. Inc.(a)	2,230,396	105,743,074
FB Financial Corp.(a)(c)	2,514,008	98,599,394
First BanCorp./Puerto Rico(a)	13,582,560	175,350,850
First Bancorp./Southern Pines NC(a)	2,403,572	83,884,663
First Commonwealth Financial Corp.(a)	6,138,268	82,375,557
First Financial Bancorp.(a)	6,306,268	122,341,599
First Hawaiian Inc.(a)	9,048,124	205,482,896
Hanmi Financial Corp.(a)	2,046,892	45,932,256
Heritage Financial Corp./WA(a)	2,306,849	58,040,321
Security	Shares	Value

Banks (continued)
Hilltop Holdings Inc.(c)	3,462,196	$92,302,145
HomeStreet Inc.(a)	1,256,727	43,570,725
Hope Bancorp Inc.(a)	7,989,669	110,577,019
Independent Bank Corp.(a)(c)	3,221,049	255,847,922
Independent Bank Group Inc.(a)	2,576,357	174,960,404
Lakeland Financial Corp.(a)	1,762,208	117,045,855
Meta Financial Group Inc.(a)(c)	2,041,633	78,949,948
National Bank Holdings Corp., Class A(a)	2,017,550	77,211,638
NBT Bancorp. Inc.(a)	2,857,806	107,424,928
Northwest Bancshares Inc.(a)	8,390,626	107,400,013
OFG Bancorp.(a)	3,253,085	82,628,359
Pacific Premier Bancorp. Inc.(a)	6,600,109	192,987,187
Park National Corp.(a)(c)	1,028,749	124,735,816
Preferred Bank/Los Angeles CA	631,079	42,925,994
Renasant Corp.(a)	3,729,114	107,435,774
S&T Bancorp. Inc.(a)	2,733,139	74,970,003
Seacoast Banking Corp. of Florida(a)(c)	4,257,067	140,653,494
ServisFirst Bancshares Inc.(a)	3,460,089	273,070,224
Simmons First National Corp., Class A(a)(c)	8,787,556	186,823,441
Southside Bancshares Inc.(a)	2,178,995	81,537,993
Tompkins Financial Corp.(a)	836,113	60,283,747
Triumph Bancorp. Inc.(a)(b)(c)	1,677,886	104,968,548
Trustmark Corp.(a)	3,769,214	110,023,357
United Community Banks Inc./GA(a)	7,297,924	220,324,326
Veritex Holdings Inc.(a)	3,748,074	109,668,645
Westamerica Bancorp.(a)	1,805,058	100,469,528
		6,000,874,336
Beverages — 0.9%
Celsius Holdings Inc.(b)(c)	2,730,354	178,182,902
Coca-Cola Consolidated Inc.(c)	326,090	183,882,151
MGP Ingredients Inc.(c)	889,720	89,052,075
National Beverage Corp.	1,657,151	81,100,970
		532,218,098
Biotechnology — 2.7%
Anika Therapeutics Inc.(a)(b)(c)	1,029,066	22,968,753
Arcus Biosciences Inc.(b)(c)	3,310,590	83,890,351
Avid Bioservices Inc.(a)(b)(c)	4,411,136	67,313,935
Coherus Biosciences Inc.(a)(b)(c)	4,562,136	33,029,865
Cytokinetics Inc.(a)(b)(c)	6,064,925	238,290,903
Dynavax Technologies Corp.(a)(b)(c)	8,334,196	104,927,528
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	794,468	35,298,213
Emergent BioSolutions Inc.(a)(b)(c)	3,173,751	98,513,231
Enanta Pharmaceuticals Inc.(a)(b)(c)	1,310,753	61,959,294
Ironwood Pharmaceuticals Inc.(a)(b)(c)	10,891,966	125,584,368
iTeos Therapeutics Inc.(b)(c)	1,442,719	29,720,011
Ligand Pharmaceuticals Inc.(a)(b)(c)	1,193,538	106,487,460
Myriad Genetics Inc.(a)(b)(c)	5,699,598	103,561,696
Organogenesis Holdings Inc., Class A(b)(c)	4,514,065	22,028,637
REGENXBIO Inc.(a)(b)(c)	2,694,385	66,551,310
uniQure NV(a)(b)(c)	2,578,860	48,069,951
Vanda Pharmaceuticals Inc.(a)(b)	4,001,531	43,616,688
Vericel Corp.(a)(b)(c)	3,349,095	84,330,212
Vir Biotechnology Inc.(b)(c)	5,238,037	133,412,802
Xencor Inc.(a)(b)(c)	4,223,579	115,599,357
		1,625,154,565
Building Products — 1.9%
AAON Inc.(a)(c)	2,971,644	162,727,225
American Woodmark Corp.(a)(b)(c)	1,177,910	53,017,729
Apogee Enterprises Inc.(a)	1,573,847	61,726,279

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Gibraltar Industries Inc.(a)(b)(c)	2,327,893	$90,205,854
Griffon Corp.(a)	3,399,859	95,298,048
Insteel Industries Inc.(a)(c)	1,381,981	46,531,300
PGT Innovations Inc.(a)(b)(c)	4,254,403	70,793,266
Quanex Building Products Corp.(a)(c)	2,378,960	54,121,340
Resideo Technologies Inc.(a)(b)(c)	10,311,599	200,251,253
UFP Industries Inc.(a)(c)	4,442,046	302,681,015
		1,137,353,309
Capital Markets — 0.9%
B. Riley Financial Inc.	1,148,325	48,516,731
Blucora Inc.(a)(b)(c)	3,359,126	62,009,466
BrightSphere Investment Group Inc.(a)(c)	2,297,455	41,377,165
Donnelley Financial Solutions Inc.(a)(b)(c)	1,989,046	58,259,157
Piper Sandler Cos.(a)	1,003,210	113,723,886
StoneX Group Inc.(a)(b)(c)	1,218,339	95,115,726
Virtus Investment Partners Inc.(a)	498,516	85,256,206
WisdomTree Investments Inc.(a)	7,802,643	39,559,400
		543,817,737
Chemicals — 2.9%
AdvanSix Inc.(a)	1,997,327	66,790,615
American Vanguard Corp.(a)(c)	1,905,729	42,593,043
Balchem Corp.(a)(c)	2,274,207	295,055,616
FutureFuel Corp.	1,824,961	13,285,716
GCP Applied Technologies Inc.(a)(b)(c)	3,827,915	119,737,181
Hawkins Inc.(a)	1,339,162	48,250,007
HB Fuller Co.(a)(c)	3,757,815	226,258,041
Innospec Inc.(a)(c)	1,761,575	168,741,269
Koppers Holdings Inc.(a)(c)	1,503,176	34,031,905
Livent Corp.(a)(b)(c)	11,454,391	259,900,132
Quaker Chemical Corp.(a)(c)	952,388	142,401,054
Rayonier Advanced Materials Inc.(a)(b)(c)	4,541,878	11,899,720
Schweitzer-Mauduit International Inc.(a)	2,259,500	56,758,640
Stepan Co.(a)(c)	1,505,867	152,619,621
Tredegar Corp.(a)	1,827,267	18,272,670
Trinseo PLC(a)	2,565,518	98,669,822
		1,755,265,052
Commercial Services & Supplies — 2.2%
ABM Industries Inc.(a)	4,737,388	205,697,387
Brady Corp., Class A, NVS	3,406,738	160,934,303
CoreCivic Inc.(a)(b)	8,582,813	95,355,052
Deluxe Corp.(a)	3,059,643	66,302,464
GEO Group Inc. (The)(a)(b)	8,613,563	56,849,516
Harsco Corp.(a)(b)(c)	5,655,458	40,210,306
Healthcare Services Group Inc.(a)	5,255,947	91,506,037
HNI Corp.(a)	3,007,113	104,316,750
Interface Inc.(a)(c)	4,207,804	52,765,862
KAR Auction Services Inc.(a)(b)(c)	8,617,397	127,278,954
Matthews International Corp., Class A(a)	2,225,657	63,809,586
Pitney Bowes Inc.	7,894,604	28,578,467
UniFirst Corp./MA(a)(c)	1,075,677	185,210,066
Viad Corp.(a)(b)(c)	1,471,777	40,635,763
		1,319,450,513
Communications Equipment — 1.3%
ADTRAN Inc.(a)(c)	3,492,020	61,215,111
CalAmp Corp.(a)(b)(c)	2,535,251	10,571,997
Comtech Telecommunications Corp.(a)	1,877,363	17,027,682
Digi International Inc.(a)(b)(c)	2,508,793	60,762,966
Extreme Networks Inc.(b)(c)	5,838,562	52,079,973
Harmonic Inc.(a)(b)(c)	7,395,413	64,118,231
Security	Shares	Value

Communications Equipment (continued)
NETGEAR Inc.(a)(b)(c)	2,045,426	$37,881,290
NetScout Systems Inc.(a)(b)(c)	5,231,578	177,088,915
Plantronics Inc.(a)(b)	3,033,953	120,387,255
Viavi Solutions Inc.(a)(b)(c)	16,139,452	213,524,950
		814,658,370
Construction & Engineering — 1.1%
Arcosa Inc.(a)(c)	3,424,787	159,012,860
Comfort Systems USA Inc.(a)(c)	2,549,078	211,955,836
Granite Construction Inc.(a)	3,219,935	93,828,906
MYR Group Inc.(a)(b)(c)	1,209,517	106,594,733
NV5 Global Inc.(a)(b)(c)	845,589	98,714,060
		670,106,395
Consumer Finance — 0.8%
Encore Capital Group Inc.(a)(b)(c)	1,721,471	99,449,380
Enova International Inc.(a)(b)(c)	2,314,506	66,704,063
EZCORP Inc., Class A, NVS(b)(c)	3,812,071	28,628,653
Green Dot Corp., Class A(a)(b)(c)	3,605,796	90,541,538
LendingTree Inc.(a)(b)(c)	780,402	34,197,216
PRA Group Inc.(a)(b)(c)	2,823,760	102,671,914
PROG Holdings Inc.(a)(b)	3,841,639	63,387,043
World Acceptance Corp.(b)(c)	259,906	29,171,849
		514,751,656
Containers & Packaging — 0.3%
Myers Industries Inc.(a)(c)	2,582,670	58,704,089
O-I Glass Inc.(a)(b)(c)	11,071,582	155,002,148
		213,706,237
Diversified Consumer Services — 0.5%
Adtalem Global Education Inc.(a)(b)(c)	3,202,737	115,202,450
American Public Education Inc.(a)(b)(c)	1,321,563	21,356,458
Perdoceo Education Corp.(a)(b)(c)	4,889,898	57,602,999
Strategic Education Inc.(a)	1,628,704	114,953,928
WW International Inc.(a)(b)(c)	3,817,974	24,396,854
		333,512,689
Diversified Telecommunication Services — 0.4%
ATN International Inc.	777,661	36,480,078
Cogent Communications Holdings Inc.(a)	3,022,878	183,670,067
Consolidated Communications Holdings Inc.(b)(c)	5,152,792	36,069,544
		256,219,689
Electrical Equipment — 0.4%
AZZ Inc.(a)	1,760,552	71,865,733
Encore Wire Corp.(a)(c)	1,398,316	145,312,999
Powell Industries Inc.(a)	639,417	14,943,175
		232,121,907
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries Inc.(a)(c)	2,661,098	194,206,932
Arlo Technologies Inc.(a)(b)(c)	6,174,991	38,717,194
Badger Meter Inc.(a)(c)	2,074,242	167,785,435
Benchmark Electronics Inc.(a)(c)	2,497,573	56,345,247
CTS Corp.(a)(c)	2,279,127	77,604,274
ePlus Inc.(a)(b)	1,907,898	101,347,542
Fabrinet(a)(b)(c)	2,605,779	211,328,677
FARO Technologies Inc.(a)(b)(c)	1,298,777	40,041,295
Insight Enterprises Inc.(a)(b)(c)	2,484,493	214,362,056
Itron Inc.(a)(b)(c)	3,193,839	157,871,462
Knowles Corp.(a)(b)(c)	6,508,317	112,789,134
Methode Electronics Inc.(a)	2,620,753	97,072,691
OSI Systems Inc.(a)(b)(c)	1,102,052	94,159,323
PC Connection Inc.	784,661	34,564,317

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Plexus Corp.(a)(b)(c)	1,964,955	$154,248,967
Rogers Corp.(a)(b)(c)	1,325,984	347,527,147
Sanmina Corp.(a)(b)(c)	4,311,670	175,614,319
ScanSource Inc.(a)(b)(c)	1,790,714	55,762,834
TTM Technologies Inc.(a)(b)(c)	7,170,807	89,635,087
		2,420,983,933
Energy Equipment & Services — 2.0%
Archrock Inc.(a)	9,617,392	79,535,832
Bristow Group Inc.(a)(b)(c)	1,652,031	38,657,526
Core Laboratories NV(a)(c)	3,291,157	65,197,820
DMC Global Inc.(a)(b)(c)	1,384,507	24,962,661
Dril-Quip Inc.(a)(b)(c)	2,454,073	63,315,084
Helix Energy Solutions Group Inc.(a)(b)(c)	10,169,112	31,524,247
Helmerich & Payne Inc.(a)	7,454,573	320,993,914
Nabors Industries Ltd.(a)(b)	627,833	84,066,839
Oceaneering International Inc.(a)(b)(c)	7,126,393	76,109,877
Oil States International Inc.(a)(b)(c)	4,408,548	23,894,330
Patterson-UTI Energy Inc.(a)(c)	15,319,182	241,430,308
ProPetro Holding Corp.(a)(b)(c)	6,061,224	60,612,240
RPC Inc.(b)(c)	5,023,974	34,715,660
U.S. Silica Holdings Inc.(a)(b)(c)	5,340,417	60,987,562
		1,206,003,900
Entertainment — 0.2%
Cinemark Holdings Inc.(a)(b)(c)	7,605,883	114,240,363
Marcus Corp. (The)(a)(b)(c)	1,559,038	23,026,991
		137,267,354
Equity Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust(a)	6,595,990	103,029,364
Agree Realty Corp.(a)(c)	5,321,272	383,823,349
Alexander & Baldwin Inc.(a)	5,158,399	92,593,262
American Assets Trust Inc.(a)	3,735,131	110,933,391
Armada Hoffler Properties Inc.(a)	4,826,773	61,975,765
Brandywine Realty Trust(a)	12,155,735	117,181,285
CareTrust REIT Inc.(a)	6,880,421	126,874,963
Centerspace(a)	1,090,686	88,945,443
Chatham Lodging Trust(a)(b)	3,469,655	36,257,895
Community Healthcare Trust Inc.(a)(c)	1,673,543	60,598,992
DiamondRock Hospitality Co.(a)(b)	14,953,744	122,770,238
Diversified Healthcare Trust(a)	17,135,323	31,186,288
Easterly Government Properties Inc.(a)	5,820,813	110,828,280
Essential Properties Realty Trust Inc.(a)	9,290,796	199,659,206
Four Corners Property Trust Inc.(a)	5,695,349	151,439,330
Franklin Street Properties Corp., Class C(a)	6,600,415	27,523,731
Getty Realty Corp.(a)	2,826,346	74,898,169
Global Net Lease Inc.(a)	7,352,436	104,110,494
Hersha Hospitality Trust, Class A(a)(b)(c)	2,353,482	23,087,658
Industrial Logistics Properties Trust(a)	4,667,494	65,718,316
Innovative Industrial Properties Inc.(a)	1,981,173	217,671,478
iStar Inc.(a)(c)	5,881,745	80,638,724
LTC Properties Inc.(a)	2,799,560	107,475,108
LXP Industrial Trust(a)	20,304,857	218,074,164
NexPoint Residential Trust Inc.(a)	1,351,111	84,457,949
Office Properties Income Trust(a)	3,441,542	68,658,763
Orion Office REIT Inc.(a)	4,047,488	44,360,468
Retail Opportunity Investments Corp.(a)	8,509,433	134,278,853
RPT Realty(a)	6,043,378	59,406,406
Safehold Inc.(c)	1,100,495	38,924,508
Saul Centers Inc.	934,578	44,027,970
Service Properties Trust(a)(c)	11,478,128	60,030,609
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SITE Centers Corp.(c)	9,273,175	$124,909,667
Summit Hotel Properties Inc.(a)(b)	7,645,884	55,585,577
Tanger Factory Outlet Centers Inc.(a)	7,420,425	105,518,444
Uniti Group Inc.(a)	16,804,902	158,302,177
Universal Health Realty Income Trust(a)	911,362	48,493,572
Urban Edge Properties(a)(c)	7,828,588	119,072,823
Urstadt Biddle Properties Inc., Class A(a)	1,947,702	31,552,772
Veris Residential Inc.(a)(b)	5,689,727	75,331,985
Washington Real Estate Investment Trust(a)(c)	6,198,349	132,086,817
Whitestone REIT(a)	3,315,960	35,646,570
Xenia Hotels & Resorts Inc.(a)(b)	8,110,536	117,846,088
		4,255,786,911
Food & Staples Retailing — 0.9%
Andersons Inc. (The)(a)	2,235,014	73,733,112
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,337,025	90,886,902
PriceSmart Inc.(a)	1,707,735	122,325,058
SpartanNash Co.(a)	2,567,202	77,452,484
United Natural Foods Inc.(a)(b)(c)	4,129,187	162,689,968
		527,087,524
Food Products — 2.0%
B&G Foods Inc.(a)(c)	4,886,011	116,189,342
Calavo Growers Inc.(a)	1,267,307	52,872,048
Cal-Maine Foods Inc.(a)(c)	2,660,230	131,441,964
Fresh Del Monte Produce Inc.	2,369,718	69,977,772
Hostess Brands Inc.(a)(b)(c)	9,796,815	207,790,446
J&J Snack Foods Corp.(a)(c)	1,060,097	148,053,147
John B Sanfilippo & Son Inc.(a)	634,686	46,008,388
Seneca Foods Corp., Class A(a)(b)(c)	431,666	23,974,730
Simply Good Foods Co. (The)(a)(b)(c)	6,255,080	236,254,372
Tootsie Roll Industries Inc.(c)	1,266,367	44,766,073
TreeHouse Foods Inc.(a)(b)(c)	3,970,190	166,033,346
		1,243,361,628
Gas Utilities — 0.9%
Chesapeake Utilities Corp.(a)(c)	1,160,005	150,278,648
Northwest Natural Holding Co.(a)	2,428,754	128,966,837
South Jersey Industries Inc.(a)	8,666,511	295,874,686
		575,120,171
Health Care Equipment & Supplies — 4.0%
AngioDynamics Inc.(a)(b)(c)	2,756,959	53,347,157
Artivion Inc.(a)(b)(c)	2,857,739	53,954,112
Avanos Medical Inc.(a)(b)(c)	3,359,432	91,846,871
BioLife Solutions Inc.(a)(b)(c)	2,152,107	29,720,598
Cardiovascular Systems Inc.(a)(b)(c)	2,914,731	41,855,537
CONMED Corp.(a)(c)	2,088,656	200,009,699
Cutera Inc.(a)(b)(c)	1,171,495	43,931,063
Embecta Corp.(a)(b)	4,040,673	102,309,840
Glaukos Corp.(a)(b)(c)	3,350,145	152,163,586
Heska Corp.(a)(b)(c)	765,815	72,377,176
Inogen Inc.(a)(b)(c)	1,461,278	35,333,702
Integer Holdings Corp.(a)(b)(c)	2,345,940	165,764,120
Lantheus Holdings Inc.(a)(b)(c)	4,859,471	320,870,870
LeMaitre Vascular Inc.(a)(c)	1,380,208	62,868,474
Meridian Bioscience Inc.(a)(b)(c)	3,092,431	94,071,751
Merit Medical Systems Inc.(a)(b)(c)	3,614,048	196,134,385
Mesa Laboratories Inc.(a)(c)	374,879	76,452,823
Natus Medical Inc.(a)(b)(c)	2,447,194	80,194,547
Omnicell Inc.(a)(b)(c)	3,128,935	355,916,356
OraSure Technologies Inc.(a)(b)(c)	5,141,776	13,934,213
Orthofix Medical Inc.(a)(b)(c)	1,418,138	33,382,969

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Surmodics Inc.(a)(b)(c)	996,038	$37,082,495
Varex Imaging Corp.(a)(b)(c)	2,829,426	60,521,422
Zimvie Inc.(a)(b)(c)	1,490,452	23,862,137
Zynex Inc.(c)	1,623,529	12,955,761
		2,410,861,664
Health Care Providers & Services — 3.3%
Addus HomeCare Corp.(a)(b)(c)	1,135,867	94,595,004
AMN Healthcare Services Inc.(a)(b)(c)	3,166,079	347,350,527
Apollo Medical Holdings Inc.(b)(c)	2,697,610	104,100,770
Community Health Systems Inc.(a)(b)(c)	8,877,761	33,291,604
CorVel Corp.(b)(c)	662,787	97,608,642
Covetrus Inc.(a)(b)(c)	7,385,228	153,243,481
Cross Country Healthcare Inc.(a)(b)(c)	2,538,306	52,872,914
Ensign Group Inc. (The)(a)	3,737,177	274,570,394
Fulgent Genetics Inc.(b)(c)	1,388,359	75,707,216
Hanger Inc.(a)(b)(c)	2,620,451	37,524,858
Joint Corp. (The)(a)(b)(c)	1,034,796	15,842,727
MEDNAX Inc.(a)(b)(c)	6,086,380	127,874,844
ModivCare Inc.(a)(b)(c)	879,511	74,318,680
Owens & Minor Inc.(a)(c)	5,390,621	169,535,030
Pennant Group Inc. (The)(a)(b)(c)	1,943,125	24,891,431
RadNet Inc.(b)(c)	2,484,582	42,933,577
Select Medical Holdings Corp.(a)(c)	7,313,033	172,733,839
U.S. Physical Therapy Inc.(a)(c)	920,718	100,542,406
		1,999,537,944
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	8,228,581	122,029,856
Computer Programs & Systems Inc.(a)(b)(c)	1,043,884	33,372,972
HealthStream Inc.(a)(b)(c)	1,728,611	37,528,145
NextGen Healthcare Inc.(a)(b)(c)	4,006,884	69,880,057
OptimizeRx Corp.(a)(b)(c)	1,271,765	34,833,643
Simulations Plus Inc.(a)(c)	1,120,489	55,273,722
		352,918,395
Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants Inc.(a)(b)(c)	1,667,284	36,146,717
Bloomin’ Brands Inc.(a)	5,728,304	95,204,413
Brinker International Inc.(a)(b)(c)	3,115,170	68,627,195
Cheesecake Factory Inc. (The)(a)(c)	3,469,858	91,673,648
Chuy’s Holdings Inc.(a)(b)(c)	1,346,372	26,819,730
Dave & Buster’s Entertainment Inc.(a)(b)(c)	2,762,962	90,569,894
Dine Brands Global Inc.(a)	1,189,777	77,430,687
El Pollo Loco Holdings Inc.(b)(c)	1,369,013	13,471,088
Golden Entertainment Inc.(b)(c)	1,442,024	57,032,049
Jack in the Box Inc.(a)	1,493,975	83,752,239
Monarch Casino & Resort Inc.(b)(c)	937,270	54,989,631
Ruth’s Hospitality Group Inc.(a)	2,225,740	36,190,532
Shake Shack Inc., Class A(a)(b)(c)	2,782,466	109,851,758
		841,759,581
Household Durables — 2.3%
Cavco Industries Inc.(a)(b)(c)	604,426	118,461,452
Century Communities Inc.(a)(c)	2,056,643	92,487,236
Ethan Allen Interiors Inc.(a)	1,571,299	31,755,953
Installed Building Products Inc.(a)(c)	1,640,967	136,462,816
iRobot Corp.(a)(b)(c)	1,930,186	70,934,335
La-Z-Boy Inc.(a)(c)	3,070,475	72,800,962
LGI Homes Inc.(a)(b)(c)	1,476,764	128,330,792
M/I Homes Inc.(a)(b)(c)	2,009,318	79,689,552
MDC Holdings Inc.(a)	4,051,372	130,899,829
Meritage Homes Corp.(a)(b)(c)	2,599,984	188,498,840
Security	Shares	Value

Household Durables (continued)
Sonos Inc.(a)(b)(c)	9,062,835	$163,493,543
Tri Pointe Homes Inc.(a)(b)(c)	7,336,318	123,763,685
Tupperware Brands Corp.(a)(b)(c)	3,259,734	20,666,713
Universal Electronics Inc.(a)(b)(c)	897,894	22,959,150
		1,381,204,858
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	694,666	29,467,732
Central Garden & Pet Co., Class A, NVS(b)(c)	2,809,436	112,405,534
WD-40 Co.(a)(c)	967,758	194,867,751
		336,741,017
Insurance — 2.7%
Ambac Financial Group Inc.(b)(c)	2,217,455	25,168,114
American Equity Investment Life Holding Co.(a)(c)	5,472,650	200,134,810
AMERISAFE Inc.(a)	1,376,461	71,589,737
Assured Guaranty Ltd.(a)	4,539,711	253,270,477
eHealth Inc.(a)(b)(c)	1,691,264	15,779,493
Employers Holdings Inc.(a)	1,722,658	72,162,144
Genworth Financial Inc., Class A(a)(b)(c)	31,035,879	109,556,653
HCI Group Inc.(a)(c)	560,924	38,008,210
Horace Mann Educators Corp.(a)(c)	2,732,195	104,861,644
James River Group Holdings Ltd.(a)(c)	2,574,729	63,801,785
Palomar Holdings Inc.(a)(b)(c)	1,697,253	109,303,093
ProAssurance Corp.(a)(c)	3,525,618	83,310,353
Safety Insurance Group Inc.(a)	964,335	93,636,928
Selectquote Inc.(a)(b)(c)	8,874,768	22,009,425
SiriusPoint Ltd.(b)(c)	6,176,771	33,478,099
Stewart Information Services Corp.(a)	1,855,553	92,313,762
Trupanion Inc.(a)(b)(c)	2,452,522	147,788,976
United Fire Group Inc.(a)	1,537,759	52,637,490
Universal Insurance Holdings Inc.(a)	1,973,226	25,711,135
		1,614,522,328
Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)(c)	4,665,435	43,995,052
QuinStreet Inc.(a)(b)(c)	3,581,353	36,028,411
Yelp Inc.(a)(b)(c)	4,715,391	130,946,408
		210,969,871
Internet & Direct Marketing Retail — 0.2%
Liquidity Services Inc.(a)(b)(c)	1,906,116	25,618,199
PetMed Express Inc.(a)	1,497,779	29,805,802
Shutterstock Inc.	1,645,939	94,328,764
		149,752,765
IT Services — 1.7%
CSG Systems International Inc.(a)(c)	2,205,969	131,652,230
EVERTEC Inc.(a)	4,209,264	155,237,656
ExlService Holdings Inc.(a)(b)(c)	2,356,443	347,174,747
Perficient Inc.(a)(b)(c)	2,454,146	225,020,647
TTEC Holdings Inc.(c)	1,302,318	88,414,369
Unisys Corp.(a)(b)(c)	4,823,072	58,021,556
		1,005,521,205
Leisure Products — 0.3%
Sturm Ruger & Co. Inc.(a)	1,250,595	79,600,372
Vista Outdoor Inc.(a)(b)(c)	3,978,629	111,003,749
		190,604,121
Life Sciences Tools & Services — 0.1%
NeoGenomics Inc.(a)(b)(c)	8,817,509	71,862,698

Machinery — 4.6%
Alamo Group Inc.(a)	705,560	82,148,351
Albany International Corp., Class A(a)(c)	2,232,114	175,868,262

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Astec Industries Inc.(a)(c)	1,623,478	$66,205,433
Barnes Group Inc.(a)	3,309,454	103,056,397
CIRCOR International Inc.(a)(b)(c)	1,444,567	23,676,453
Enerpac Tool Group Corp.(a)(c)	4,301,028	81,805,553
EnPro Industries Inc.(a)(c)	1,472,925	120,676,745
ESCO Technologies Inc.(a)(c)	1,833,430	125,351,609
Federal Signal Corp.(a)(c)	4,296,231	152,945,824
Franklin Electric Co. Inc.(a)(c)	2,756,138	201,914,670
Greenbrier Companies Inc. (The)(a)	2,313,875	83,276,361
Hillenbrand Inc.(a)(c)	5,080,435	208,094,618
John Bean Technologies Corp.(a)(c)	2,251,055	248,561,493
Lindsay Corp.(a)(c)	778,981	103,464,256
Meritor Inc.(a)(b)(c)	5,014,720	182,184,778
Mueller Industries Inc.(a)(c)	4,030,968	214,810,285
Proto Labs Inc.(a)(b)(c)	1,951,656	93,367,223
SPX Corp.(a)(b)(c)	3,245,192	171,475,945
Standex International Corp.(a)	857,556	72,703,598
Tennant Co.(a)(c)	1,319,638	78,188,551
Titan International Inc.(a)(b)(c)	3,649,998	55,114,970
Trinity Industries Inc.(a)	4,957,597	120,072,999
Wabash National Corp.(a)	3,485,938	47,339,038
		2,812,303,412
Marine — 0.3%
Matson Inc.(a)(c)	2,871,933	209,306,477

Media — 0.6%
AMC Networks Inc., Class A(a)(b)(c)	2,122,946	61,820,188
EW Scripps Co. (The), Class A, NVS(b)	4,106,856	51,212,494
Gannett Co. Inc.(a)(b)(c)	10,222,725	29,645,902
Loyalty Ventures Inc.(a)(b)(c)	1,413,881	5,047,555
Scholastic Corp., NVS(c)	2,158,981	77,658,547
TechTarget Inc.(a)(b)(c)	1,885,823	123,936,288
Thryv Holdings Inc.(b)(c)	1,211,780	27,131,754
		376,452,728
Metals & Mining — 1.7%
Allegheny Technologies Inc.(a)(b)(c)	8,794,864	199,731,361
Arconic Corp.(a)(b)(c)	7,477,779	209,751,701
Carpenter Technology Corp.(a)(c)	3,426,445	95,632,080
Century Aluminum Co.(b)(c)	3,632,069	26,768,349
Compass Minerals International Inc.(a)(c)	2,424,401	85,799,551
Haynes International Inc.(a)	887,656	29,088,487
Kaiser Aluminum Corp.(a)	1,128,865	89,281,933
Materion Corp.(a)(c)	1,459,424	107,603,332
Olympic Steel Inc.(a)	663,831	17,093,648
SunCoke Energy Inc.(a)	5,968,274	40,643,946
TimkenSteel Corp.(a)(b)(c)	2,941,743	55,040,012
Warrior Met Coal Inc.(c)	2,470,246	75,614,230
		1,032,048,630
Mortgage Real Estate Investment — 1.4%
Apollo Commercial Real Estate Finance Inc.(a)	9,379,150	97,918,326
ARMOUR Residential REIT Inc.(a)	7,332,961	51,624,045
Ellington Financial Inc.(a)	4,029,144	59,107,543
Franklin BSP Realty Trust Inc.(a)	5,939,330	80,062,168
Granite Point Mortgage Trust Inc.(a)	3,856,430	36,906,035
Invesco Mortgage Capital Inc.(a)	2,345,127	34,426,464
KKR Real Estate Finance Trust Inc.	3,525,108	61,513,135
New York Mortgage Trust Inc.(a)	27,177,010	75,008,548
PennyMac Mortgage Investment Trust(a)	6,527,759	90,278,907
Ready Capital Corp.	4,783,490	57,019,201
Redwood Trust Inc.(a)	8,549,703	65,918,210
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.(a)	24,407,669	$121,550,192
		831,332,774
Multi-Utilities — 0.5%
Avista Corp.(a)	4,962,972	215,938,912
Unitil Corp.(a)	1,145,512	67,264,464
		283,203,376
Multiline Retail — 0.1%
Big Lots Inc.(a)	2,030,563	42,580,906

Oil, Gas & Consumable Fuels — 3.2%
Callon Petroleum Co.(a)(b)(c)	3,367,380	132,001,296
Civitas Resources Inc.(a)	5,114,000	267,411,060
CONSOL Energy Inc.(a)(b)(c)	2,263,985	111,795,579
Dorian LPG Ltd.	1,989,362	30,238,302
Green Plains Inc.(a)(b)(c)	2,747,393	74,646,668
Laredo Petroleum Inc.(a)(b)(c)	1,028,189	70,883,350
Par Pacific Holdings Inc.(b)	2,473,995	38,569,582
PBF Energy Inc., Class A(a)(b)(c)	6,761,530	196,219,600
Ranger Oil Corp.(a)(b)(c)	1,510,141	49,638,335
REX American Resources Corp.(a)(b)(c)	371,092	31,468,602
SM Energy Co.(a)(c)	8,628,111	294,995,115
Southwestern Energy Co.(a)(b)(c)	78,995,669	493,722,931
Talos Energy Inc.(b)	2,928,672	45,306,556
World Fuel Services Corp.(a)(c)	4,472,397	91,505,243
		1,928,402,219
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)(c)	1,198,745	40,313,794
Glatfelter Corp.(a)	3,176,469	21,854,107
Mercer International Inc.(c)	2,867,696	37,710,203
Neenah Inc.(a)	1,201,522	41,019,961
Sylvamo Corp.(a)(c)	2,505,722	81,886,995
		222,785,060
Personal Products — 0.9%
Edgewell Personal Care Co.(a)(c)	3,744,375	129,255,825
elf Beauty Inc.(a)(b)(c)	3,403,108	104,407,353
Inter Parfums Inc.	1,267,191	92,580,974
Medifast Inc.(a)	816,021	147,299,951
USANA Health Sciences Inc.(b)(c)	818,377	59,217,760
		532,761,863
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals Inc.(a)(b)(c)	2,668,932	92,852,144
ANI Pharmaceuticals Inc.(a)(b)(c)	907,403	26,922,647
Cara Therapeutics Inc.(a)(b)(c)	2,999,470	27,385,161
Collegium Pharmaceutical Inc.(a)(b)(c)	2,415,199	42,797,326
Corcept Therapeutics Inc.(a)(b)(c)	6,777,291	161,163,980
Harmony Biosciences Holdings Inc.(b)(c)	1,632,288	79,606,686
Innoviva Inc.(a)(b)(c)	4,477,277	66,084,609
Nektar Therapeutics(a)(b)(c)	13,256,459	50,374,544
Pacira BioSciences Inc.(a)(b)(c)	3,219,365	187,688,980
Phibro Animal Health Corp., Class A(a)	1,449,123	27,721,723
Prestige Consumer Healthcare Inc.(a)(b)(c)	3,561,883	209,438,720
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,796,266	109,788,013
		1,081,824,533
Professional Services — 1.6%
Exponent Inc.(a)(c)	3,668,972	335,600,869
Forrester Research Inc.(b)(c)	778,235	37,230,762
Heidrick & Struggles International Inc.(a)	1,404,441	45,447,711
Kelly Services Inc., Class A, NVS(c)	2,457,061	48,723,520
Korn Ferry(a)(c)	3,818,400	221,543,568

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManTech International Corp./VA, Class A	1,951,706	$186,290,338
Resources Connection Inc.(a)	2,195,947	44,731,440
TrueBlue Inc.(a)(b)(c)	2,365,304	42,338,941
		961,907,149
Real Estate Management & Development — 0.5%
Anywhere Real Estate Inc.(a)(b)(c)	8,389,947	82,473,179
Douglas Elliman Inc.(a)	4,908,626	23,512,319
Marcus & Millichap Inc.(c)	1,741,818	64,429,848
RE/MAX Holdings Inc., Class A(a)	1,356,866	33,270,354
St Joe Co. (The)(c)	2,341,733	92,638,957
		296,324,657
Road & Rail — 0.4%
ArcBest Corp.(a)(c)	1,736,373	122,188,568
Heartland Express Inc.(c)	3,310,920	46,054,897
Marten Transport Ltd.(a)(c)	4,192,717	70,521,500
		238,764,965
Semiconductors & Semiconductor Equipment — 3.2%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,539,581	51,329,631
Axcelis Technologies Inc.(a)(b)(c)	2,341,509	128,408,354
CEVA Inc.(a)(b)(c)	1,647,158	55,278,622
Cohu Inc.(a)(b)	3,451,782	95,786,950
Diodes Inc.(a)(b)(c)	3,205,231	206,961,766
FormFactor Inc.(a)(b)(c)	5,530,044	214,178,604
Ichor Holdings Ltd.(a)(b)(c)	2,028,722	52,706,198
Kulicke & Soffa Industries Inc.(a)(c)	4,190,037	179,375,484
MaxLinear Inc.(a)(b)(c)	5,045,887	171,459,240
Onto Innovation Inc.(a)(b)(c)	3,509,805	244,773,801
PDF Solutions Inc.(a)(b)(c)	2,101,736	45,208,341
Photronics Inc.(a)(b)(c)	4,382,767	85,376,301
Rambus Inc.(a)(b)(c)	7,815,153	167,947,638
SMART Global Holdings Inc.(a)(b)(c)	3,357,178	54,957,004
Ultra Clean Holdings Inc.(a)(b)(c)	3,208,996	95,531,811
Veeco Instruments Inc.(a)(b)(c)	3,626,051	70,345,389
		1,919,625,134
Software — 2.8%
8x8 Inc.(a)(b)(c)	8,412,646	43,325,127
A10 Networks Inc.(a)(c)	4,150,876	59,689,597
Agilysys Inc.(a)(b)(c)	1,388,736	65,645,551
Alarm.com Holdings Inc.(a)(b)(c)	3,264,551	201,945,125
Cerence Inc.(a)(b)(c)	2,792,321	70,450,259
Consensus Cloud Solutions Inc.(a)(b)(c)	1,141,314	49,852,596
Digital Turbine Inc.(a)(b)(c)	6,243,738	109,078,103
Ebix Inc.(a)(c)	1,703,826	28,794,659
InterDigital Inc.(a)	2,192,353	133,295,062
LivePerson Inc.(a)(b)(c)	4,919,630	69,563,568
LiveRamp Holdings Inc.(a)(b)(c)	4,826,941	124,583,347
OneSpan Inc.(a)(b)(c)	2,453,742	29,199,530
Progress Software Corp.(a)(c)	3,102,524	140,544,337
SPS Commerce Inc.(a)(b)(c)	2,555,789	288,931,946
Vonage Holdings Corp.(b)(c)	11,837,165	223,012,189
Xperi Holding Corp.(a)(c)	6,654,498	96,024,406
		1,733,935,402
Specialty Retail — 4.0%
Aaron’s Co. Inc. (The)(a)	2,183,148	31,764,803
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,584,284	60,646,085
Academy Sports & Outdoors Inc.(a)(c)	6,049,809	215,010,212
America’s Car-Mart Inc./TX(a)(b)(c)	425,607	42,816,064
Asbury Automotive Group Inc.(a)(b)(c)	1,567,256	265,399,131
Bed Bath & Beyond Inc.(a)(b)(c)	5,551,378	27,590,349
Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings Inc.(a)(b)(c)	2,107,599	$145,234,647
Buckle Inc. (The)	2,097,815	58,088,497
Caleres Inc.(a)(c)	2,697,742	70,788,750
Cato Corp. (The), Class A(a)	1,244,939	14,453,742
Chico’s FAS Inc.(a)(b)(c)	8,802,089	43,746,382
Children’s Place Inc. (The)(a)(b)(c)	914,963	35,610,360
Conn’s Inc.(b)(c)	1,099,425	8,817,389
Designer Brands Inc., Class A(a)(c)	4,314,090	56,342,015
Genesco Inc.(a)(b)(c)	917,324	45,783,641
Group 1 Automotive Inc.(a)(c)	1,175,676	199,629,785
Guess? Inc.(c)	2,549,503	43,469,026
Haverty Furniture Companies Inc.(a)	984,178	22,813,246
Hibbett Inc.(a)(c)	866,921	37,893,117
LL Flooring Holdings Inc.(a)(b)(c)	2,077,468	19,465,875
MarineMax Inc.(a)(b)(c)	1,530,686	55,288,378
Monro Inc.(a)	2,380,131	102,060,017
National Vision Holdings Inc.(a)(b)(c)	5,770,545	158,689,988
ODP Corp. (The)(a)(b)(c)	3,107,476	93,970,074
Rent-A-Center Inc./TX(a)	3,823,355	74,364,255
Sally Beauty Holdings Inc.(a)(b)(c)	7,595,477	90,538,086
Shoe Carnival Inc.	1,215,877	26,275,102
Signet Jewelers Ltd.(a)(c)	3,358,308	179,535,146
Sleep Number Corp.(a)(b)(c)	1,580,698	48,922,603
Sonic Automotive Inc., Class A(a)(c)	1,389,611	50,901,451
Urban Outfitters Inc.(b)(c)	4,542,606	84,765,028
Zumiez Inc.(a)(b)(c)	1,174,746	30,543,396
		2,441,216,640
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)(c)	9,251,339	89,737,988
Corsair Gaming Inc.(b)(c)	2,370,462	31,124,166
Diebold Nixdorf Inc.(a)(b)(c)	5,204,780	11,814,851
		132,677,005
Textiles, Apparel & Luxury Goods — 1.0%
Fossil Group Inc.(a)(b)(c)	3,390,825	17,530,565
G-III Apparel Group Ltd.(a)(b)(c)	3,065,491	62,014,883
Kontoor Brands Inc.(a)	3,298,583	110,073,715
Movado Group Inc.(a)	1,145,063	35,416,798
Oxford Industries Inc.(a)	1,090,273	96,750,826
Steven Madden Ltd.(a)(c)	5,320,018	171,357,780
Unifi Inc.(a)(b)	979,320	13,769,239
Wolverine World Wide Inc.(a)	5,726,467	115,445,575
		622,359,381
Thrifts & Mortgage Finance — 1.9%
Axos Financial Inc.(a)(b)(c)	3,806,882	136,476,720
Capitol Federal Financial Inc.(a)	8,978,259	82,420,418
Flagstar Bancorp. Inc.(a)	3,593,938	127,405,102
Mr Cooper Group Inc.(a)(b)(c)	4,187,001	153,830,417
NMI Holdings Inc., Class A(a)(b)(c)	6,108,118	101,700,165
Northfield Bancorp. Inc.(a)	3,075,857	40,078,417
Provident Financial Services Inc.(a)	5,125,487	114,093,340
TrustCo Bank Corp. NY(a)	1,208,110	37,258,112
Walker & Dunlop Inc.(a)(c)	2,159,162	208,013,667
WSFS Financial Corp.(a)(c)	4,365,715	175,021,514
		1,176,297,872
Tobacco — 0.3%
Universal Corp./VA(a)	1,745,951	105,630,035
Vector Group Ltd.(a)	9,384,479	98,537,030
		204,167,065

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies Inc.(a)(c)	2,722,621	$261,834,461
Boise Cascade Co.(a)(c)	2,795,469	166,302,451
DXP Enterprises Inc./TX(a)(b)(c)	1,219,187	37,343,698
GMS Inc.(a)(b)(c)	3,051,560	135,794,420
NOW Inc.(a)(b)(c)	7,886,371	77,128,708
Veritiv Corp.(a)(b)(c)	991,254	107,600,622
		786,004,360
Water Utilities — 0.9%
American States Water Co.(a)(c)	2,617,910	213,385,844
California Water Service Group(a)(c)	3,809,263	211,604,560
Middlesex Water Co.(a)(c)	1,154,264	101,205,867
		526,196,271
Wireless Telecommunication Services — 0.4%
Gogo Inc.(b)(c)	4,851,938	78,552,876
Shenandoah Telecommunications Co.(a)(c)	3,555,165	78,924,663
Telephone and Data Systems Inc.(a)	6,999,109	110,515,931
		267,993,470
Total Long-Term Investments — 98.7%
(Cost: $59,833,069,618)		59,972,368,204
Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(a)(d)(e)	3,203,945,161	$3,203,624,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(a)(d)	674,080,000	674,080,000

Total Short-Term Securities — 6.4%
(Cost: $3,877,540,235)		3,877,704,767

Total Investments in Securities — 105.1%
(Cost: $63,710,609,853)		63,850,072,971

Liabilities in Excess of Other Assets — (5.1)%		(3,092,779,592)

.Net Assets — 100.0%		$60,757,293,379

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$152,404,409	$7,106,253	$(5,773,128)	$791,164	$(64,790,710)	$89,737,988	9,251,339	$—	$—
8x8 Inc.	106,604,327	4,012,557	(4,582,358)	(2,823,272)	(59,886,127)	43,325,127	8,412,646	—	—
A10 Networks Inc.	—	66,705,936	(4,620,836)	(181,408)	(2,214,095)	59,689,597	4,150,876	213,378	—
AAON Inc.	165,097,728	9,315,168	(8,452,693)	2,925,255	(6,158,233)	162,727,225	2,971,644	551,702	—
AAR Corp.	115,530,346	5,755,605	(7,462,030)	2,167,839	(17,756,754)	98,235,006	2,347,873	—	—
Aaron’s Co. Inc. (The)	45,249,919	2,505,937	(3,819,146)	(472,701)	(11,699,206)	31,764,803	2,183,148	248,972	—
Abercrombie & Fitch Co., Class A	129,296,574	5,459,609	(15,244,350)	(3,026,469)	(55,839,279)	60,646,085	3,584,284	—	—
ABM Industries Inc.	222,000,552	11,164,819	(14,627,544)	2,729,191	(15,569,631)	205,697,387	4,737,388	942,684	—
Academy Sports & Outdoors Inc.	247,233,030	10,986,812	(18,308,999)	(877,546)	(24,023,085)	215,010,212	6,049,809	461,280	—
Acadia Realty Trust.	137,120,154	10,968,625	(7,019,605)	1,222,829	(39,262,639)	103,029,364	6,595,990	1,187,278	—
Addus HomeCare Corp.	106,333,341	5,163,957	(5,421,525)	507,363	(11,988,132)	94,595,004	1,135,867	—	—
Adtalem Global Education Inc.	105,883,558	5,955,816	(17,116,816)	(1,555,919)	22,035,811	115,202,450	3,202,737	—	—
ADTRAN Inc.	64,475,720	4,458,266	(4,455,501)	801,945	(4,065,319)	61,215,111	3,492,020	314,385	—
Advanced Energy Industries Inc.	232,148,377	10,737,046	(13,287,897)	3,394,478	(38,785,072)	194,206,932	2,661,098	264,466	—
AdvanSix Inc.	103,129,764	4,349,513	(5,676,634)	3,058,574	(38,070,602)	66,790,615	1,997,327	250,394	—
Aerojet Rocket-dyne Holdings Inc.	210,898,884	11,197,368	(13,318,771)	4,837,812	1,618,177	215,233,470	5,301,317	—	—
Aerovironment Inc.	155,389,744	7,702,123	(8,309,679)	4,712,784	(24,445,140)	135,049,832	1,642,942	—	—
Agilysys Inc.	55,832,998	3,424,753	(3,620,725)	2,148,004	7,860,521	65,645,551	1,388,736	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Agree Realty Corp.	$338,698,786	$33,015,785	$(17,554,702)	$4,649,602	$25,013,878	$383,823,349	5,321,272	$3,592,716	$—
Alamo Group Inc.	102,110,887	4,247,008	(4,758,132)	1,913,987	(21,365,399)	82,148,351	705,560	128,226	—
Alarm.com Holdings Inc.	219,126,130	10,112,840	(11,785,372)	2,726,690	(18,235,163)	201,945,125	3,264,551	—	—
Albany International Corp., Class A	195,263,787	10,006,782	(16,508,062)	3,555,133	(16,449,378)	175,868,262	2,232,114	478,940	—
Alexander & Baldwin Inc.	120,333,884	6,099,434	(6,837,080)	869,233	(27,872,209)	92,593,262	5,158,399	1,019,138	—
Allegheny Technologies Inc.	244,513,581	11,418,056	(19,163,159)	6,310,882	(43,347,999)	199,731,361	8,794,864	—	—
Allegiance Bancshares Inc.	59,587,214	1,191,015	(1,714,027)	(240,824)	(9,069,820)	49,753,558	1,317,626	190,108	—
Allegiant Travel Co.	176,482,366	7,707,948	(9,284,090)	425,269	(53,293,586)	122,037,907	1,079,122	—	—
Allscripts Health-care Solutions Inc.	195,223,043	3,962,922	(10,692,452)	(1,535,404)	(64,928,253)	122,029,856	8,228,581	—	—
Alpha & Omega Semiconductor Ltd.	—	63,341,792	(2,228,906)	(51,125)	(9,732,130)	51,329,631	1,539,581	—	—
AMC Networks Inc., Class A	84,999,626	5,165,914	(4,746,278)	674,514	(24,273,588)	61,820,188	2,122,946	—	—
American Assets Trust Inc.	143,001,293	7,887,371	(7,807,000)	(250,545)	(31,897,728)	110,933,391	3,735,131	1,187,178	—
American Axle & Manufacturing Holdings Inc.	63,354,402	3,766,798	(3,729,648)	(660,900)	(1,452,446)	61,278,206	8,137,876	—	—
American Equity Investment Life Holding Co.	235,483,048	11,227,546	(26,270,948)	2,436,494	(22,741,330)	200,134,810	5,472,650	—	—
American Public Education Inc.	28,333,714	1,162,724	(1,276,973)	(357,372)	(6,505,635)	21,356,458	1,321,563	—	—
American States Water Co.	235,397,633	11,215,244	(12,846,067)	4,289,216	(24,670,182)	213,385,844	2,617,910	963,808	—
American Vanguard Corp.	38,992,028	2,789,581	(3,046,430)	767,760	3,090,104	42,593,043	1,905,729	46,713	—
American Wood-mark Corp.	58,267,437	3,483,364	(4,076,251)	(1,001,218)	(3,655,603)	53,017,729	1,177,910	—	—
America’s CarMart Inc./TX.	34,900,525	2,503,727	(2,961,070)	(464,666)	8,837,548	42,816,064	425,607	—	—
Ameris Bancorp.	205,685,482	3,267,944	(7,417,156)	(1,792,439)	(15,469,069)	184,274,762	4,586,231	687,935	—
AMERISAFE Inc.	68,577,780	3,987,383	(4,037,256)	542,876	2,518,954	71,589,737	1,376,461	417,460	—
AMN Healthcare Services Inc.	353,146,095	16,854,169	(37,242,079)	6,792,482	7,799,860	347,350,527	3,166,079	—	—
Amphastar Pharmaceuticals Inc.	94,656,884	6,407,786	(5,291,856)	2,378,276	(5,298,946)	92,852,144	2,668,932	—	—
Andersons Inc. (The)	109,438,184	6,968,535	(5,220,831)	2,020,565	(39,473,341)	73,733,112	2,235,014	395,440	—
AngioDynamics Inc.	59,765,035	3,346,035	(3,659,461)	575,564	(6,680,016)	53,347,157	2,756,959	—	—
ANI Pharmaceuticals Inc.	25,597,584	1,468,949	(1,557,648)	101,326	1,312,436	26,922,647	907,403	—	—
Anika Therapeutics Inc.	26,046,427	1,190,137	(1,346,399)	(296,369)	(2,625,043)	22,968,753	1,029,066	—	—
Anywhere Real Estate Inc.(a)	130,770,667	5,887,720	(5,526,268)	2,013,547	(50,672,487)	82,473,179	8,389,947	—	—
Apogee Enterprises Inc.	84,458,297	3,856,660	(11,618,128)	(931,544)	(14,039,006)	61,726,279	1,573,847	391,175	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
Apollo Commercial Real Estate Finance Inc.	$131,414,687	$3,267,946		$(7,401,379)	$(748,968)	$(28,613,960)	$97,918,326	9,379,150	$3,228,792		$—
Applied Industrial Technologies Inc.	282,658,706	13,789,911		(17,022,886)	6,980,512	(24,571,782)	261,834,461	2,722,621	934,885		—
ArcBest Corp.	143,182,130	7,240,600		(9,947,479)	2,608,734	(20,895,417)	122,188,568	1,736,373	213,405		—
Archrock Inc.	88,793,680	9,407,984		(5,116,281)	704,950	(14,254,501)	79,535,832	9,617,392	1,385,924		—
Arconic Corp.	195,119,102	10,373,863		(13,991,911)	5,983,055	12,267,592	209,751,701	7,477,779	—		—
Arcosa Inc.	198,075,840	9,382,023		(11,419,494)	3,847,081	(40,872,590)	159,012,860	3,424,787	173,956		—
Arlo Technologies Inc.	53,460,460	3,387,684		(2,560,705)	1,022,724	(16,592,969)	38,717,194	6,174,991	—		—
Armada Hoffler Properties Inc.	70,086,380	4,760,297		(3,825,395)	304,837	(9,350,354)	61,975,765	4,826,773	805,966		—
ARMOUR Residential REIT Inc.	53,925,690	12,732,722		(2,833,962)	(236,327)	(11,964,078)	51,624,045	7,332,961	1,916,238		—
Artivion Inc.	60,418,875	3,899,382		(3,337,515)	66,319	(7,092,949)	53,954,112	2,857,739	—		—
Asbury Automotive Group Inc.	265,364,091	13,773,890		(28,780,032)	7,562,900	7,478,282	265,399,131	1,567,256	—		—
Assured Guaranty Ltd.	318,170,834	(2,162,479)		(38,819,692)	5,204,211	(29,122,397)	253,270,477	4,539,711	1,246,527		—
Astec Industries Inc.	69,718,136	4,808,546		(4,695,279)	21,846	(3,647,816)	66,205,433	1,623,478	194,499		—
Atlas Air Worldwide Holdings Inc.	166,773,819	7,307,567		(11,819,950)	368,313	(47,875,623)	114,754,126	1,859,571	—		—
Avanos Medical Inc.	115,498,754	5,369,089		(7,573,933)	(1,455,040)	(19,991,999)	91,846,871	3,359,432	—		—
Avid Bioservices Inc.	89,677,316	4,218,478		(3,598,640)	(1,130,075)	(21,853,144)	67,313,935	4,411,136	—		—
Avista Corp.	227,402,896	3,984,661		(6,971,692)	(1,248,856)	(7,228,097)	215,938,912	4,962,972	2,182,155		—
Axcelis Technologies Inc.	179,950,376	7,365,106		(9,339,094)	3,463,826	(53,031,860)	128,408,354	2,341,509	—		—
Axos Financial Inc.	173,668,573	8,179,676		(5,379,869)	1,816,214	(41,807,874)	136,476,720	3,806,882	—		—
AZZ Inc.	85,248,715	4,332,110		(4,691,828)	126,591	(13,149,855)	71,865,733	1,760,552	300,879		—
B&G Foods Inc.	125,617,072	16,847,141		(6,140,831)	(286,533)	(19,847,507)	116,189,342	4,886,011	2,283,632		—
Badger Meter Inc.	208,791,145	8,937,637		(10,098,393)	4,327,574	(44,172,528)	167,785,435	2,074,242	409,608		—
Balchem Corp.	316,937,446	14,732,001		(19,210,855)	2,832,126	(20,235,102)	295,055,616	2,274,207	—		—
Banc of California Inc.	75,436,879	3,634,560		(5,942,209)	468,147	(7,224,951)	66,372,426	3,766,880	225,519		—
Bancorp. Inc. (The)	112,651,582	—		(783,852)	(491,079)	(34,600,021)	76,776,630	3,933,229	—		—
BankUnited Inc.	243,143,815	5,191,166		(6,548,360)	307,430	(46,923,453)	195,170,598	5,486,944	1,382,756		—
Banner Corp.	130,580,723	2,622,835		—	—	(5,117,156)	128,086,402	2,278,712	981,642		—
Barnes Group Inc.	133,984,216	6,565,670		(7,311,758)	(1,423,751)	(28,757,980)	103,056,397	3,309,454	520,193		—
Bed Bath & Beyond Inc.	155,271,105	2,141,435		(10,701,260)	(6,756,818)	(112,364,113)	27,590,349	5,551,378	—		—
Benchmark Electronics Inc.	63,315,343	3,485,280		(4,266,097)	110,542	(6,299,821)	56,345,247	2,497,573	404,783		—
Berkshire Hills Bancorp. Inc.	92,929,531	—		(903,792)	(665,890)	(12,807,120)	78,552,729	3,171,285	384,934		—
Big Lots Inc.	75,631,586	3,575,965		(7,281,977)	(3,877,364)	(25,467,304)	42,580,906	2,030,563	643,718		—
BioLife Solutions Inc.	48,785,285	1,952,516		(1,675,046)	(640,886)	(18,701,271)	29,720,598	2,152,107	—		—
BJ’s Restaurants Inc.	47,205,475	2,400,438		(2,465,725)	286,941	(11,280,412)	36,146,717	1,667,284	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,943,104,221	260,264,685	(b)	—	(44,278)	300,139	3,203,624,767	3,203,945,161	1,817,824	(c)	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$1,155,360,000	$—	$(481,280,000	)(b)	$—	$—	$674,080,000	674,080,000	$1,607,240	$—
Bloomin’ Brands Inc.	127,477,631	6,072,947	(7,841,134)		(336,112)	(30,168,919)	95,204,413	5,728,304	813,114	—
Blucora Inc.	68,374,913	3,799,371	(6,047,754)		(1,034,714)	(3,082,350)	62,009,466	3,359,126	—	—
Boise Cascade Co.	195,603,483	10,213,510	(12,594,402)		6,479,600	(33,399,740)	166,302,451	2,795,469	7,211,422	—
Boot Barn Holdings Inc.	201,268,176	8,777,298	(10,286,929)		4,944,214	(59,468,112)	145,234,647	2,107,599	—	—
Bottomline Technologies DE Inc.(d)	156,807,601	2,758,945	(160,448,424)		42,629,208	(41,747,330)	—	—	—	—
Brandywine Realty Trust.	173,075,481	8,818,498	(8,500,236)		(467,642)	(55,744,816)	117,181,285	12,155,735	2,338,436	—
BrightSphere Investment Group Inc.	60,793,028	2,987,054	(6,910,191)		926,923	(16,419,649)	41,377,165	2,297,455	24,641	—
Brinker International Inc.	121,764,897	5,438,021	(7,653,973)		(1,266,051)	(49,655,699)	68,627,195	3,115,170	—	—
Bristow Group Inc.	61,342,705	2,663,381	(2,942,334)		670,946	(23,077,172)	38,657,526	1,652,031	—	—
Brookline Bancorp. Inc.	80,283,225	2,204,440	—		—	(12,965,396)	69,522,269	5,223,311	679,030	—
CalAmp Corp.	18,844,288	585,334	(893,947)		(200,761)	(7,762,917)	10,571,997	2,535,251	—	—
Calavo Growers Inc.	46,121,825	2,863,769	(2,521,689)		(253,967)	6,662,110	52,872,048	1,267,307	—	—
Caleres Inc.	52,700,056	4,208,639	(4,786,197)		841,252	17,825,000	70,788,750	2,697,742	187,928	—
California Water Service Group.	223,030,745	13,166,201	(10,491,441)		3,889,912	(17,990,857)	211,604,560	3,809,263	941,932	—
Callon Petroleum Co.	199,652,943	8,992,654	(9,852,536)		3,887,009	(70,678,774)	132,001,296	3,367,380	—	—
Cal-Maine Foods Inc.	147,935,153	7,095,980	(7,716,525)		1,560,055	(17,432,699)	131,441,964	2,660,230	336,275	—
Capitol Federal Financial Inc.	98,848,924	2,313,285	(3,113,475)		(943,859)	(14,684,457)	82,420,418	8,978,259	2,634,246	—
Cara Therapeutics Inc.	36,412,748	1,719,752	(1,648,752)		(157,705)	(8,940,882)	27,385,161	2,999,470	—	—
Cardiovascular Systems Inc.	65,640,819	3,038,438	(2,856,102)		(259,079)	(23,708,539)	41,855,537	2,914,731	—	—
CareTrust REIT Inc.	133,977,821	7,557,649	(7,909,327)		896,844	(7,648,024)	126,874,963	6,880,421	1,862,349	—
Carpenter Technology Corp.	144,959,501	6,368,630	(7,505,347)		2,105,652	(50,296,356)	95,632,080	3,426,445	692,066	—
Cars.com Inc.	67,090,063	3,122,048	(2,936,720)		(733,475)	(22,546,864)	43,995,052	4,665,435	—	—
Cato Corp. (The), Class A	19,984,703	917,556	(2,332,722)		(1,361,236)	(2,754,559)	14,453,742	1,244,939	226,399	—
Cavco Industries Inc.	146,793,258	6,830,112	(8,137,611)		3,534,277	(30,558,584)	118,461,452	604,426	—	—
Centerspace	105,322,106	8,429,741	(5,375,014)		1,131,697	(20,563,087)	88,945,443	1,090,686	782,986	—
Central Garden & Pet Co.	30,929,728	1,523,142	(1,929,354)		713,279	(1,769,063)	29,467,732	694,666	—	—
Central Pacific Financial Corp.	44,570,724	—	—		—	(10,303,984)	34,266,740	1,597,517	415,354	—
Century Communities Inc.	113,868,713	5,666,856	(8,711,466)		296,069	(18,632,936)	92,487,236	2,056,643	415,802	—
Cerence Inc.	101,172,885	4,831,424	(5,196,838)		(266,234)	(30,090,978)	70,450,259	2,792,321	—	—
CEVA Inc.	67,094,410	3,452,260	(3,489,818)		714,169	(12,492,399)	55,278,622	1,647,158	—	—
Chatham Lodging Trust.	48,136,215	2,497,111	(2,956,950)		(242,402)	(11,176,079)	36,257,895	3,469,655	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Cheesecake Factory Inc. (The)	$138,105,122	$6,043,494	$(6,313,468)	$1,721,194	$(47,882,694)	$91,673,648	3,469,858	$936,791	$—
Chefs’ Warehouse Inc. (The)	76,019,288	5,099,474	(4,771,392)	2,402,687	12,136,845	90,886,902	2,337,025	—	—
Chesapeake Utilities Corp.	159,802,289	—	—	—	(9,523,641)	150,278,648	1,160,005	620,603	—
Chico’s FAS Inc.	42,101,966	2,714,564	(2,484,569)	1,040,689	373,732	43,746,382	8,802,089	—	—
Children’s Place Inc. (The)	48,144,408	2,577,571	(5,351,566)	(3,529,268)	(6,230,785)	35,610,360	914,963	—	—
Chuy’s Holdings Inc.	38,410,416	1,553,851	(3,182,419)	(903,934)	(9,058,184)	26,819,730	1,346,372	—	—
Cinemark Holdings Inc.	131,621,622	6,441,440	(6,609,812)	(243,418)	(16,969,469)	114,240,363	7,605,883	—	—
CIRCOR International Inc.	38,868,368	1,499,869	(1,930,818)	(558,621)	(14,202,345)	23,676,453	1,444,567	—	—
City Holding Co.	77,952,035	—	—	—	1,168,785	79,120,820	990,496	594,298	—
Civitas Resources Inc.	308,128,260	15,705,584	(19,253,069)	7,506,478	(44,676,193)	267,411,060	5,114,000	6,897,542	—
Clearwater Paper Corp.	33,601,467	2,325,623	(2,257,017)	448,605	6,195,116	40,313,794	1,198,745	—	—
Cogent Communications Holdings Inc.	201,346,904	14,479,892	(9,958,623)	2,906,839	(25,104,945)	183,670,067	3,022,878	2,669,166	—
Coherus Biosciences Inc.	59,117,394	2,238,009	(2,407,835)	(680,183)	(25,237,520)	33,029,865	4,562,136	—	—
Cohu Inc.	103,114,057	5,306,658	(6,132,084)	1,919,468	(8,421,149)	95,786,950	3,451,782	—	—
Collegium Pharmaceutical Inc.	50,377,440	2,416,566	(3,200,137)	(696,375)	(6,100,168)	42,797,326	2,415,199	—	—
Columbia Banking System Inc.	169,115,195	5,461,306	(49,259)	(29,527)	(19,421,396)	155,076,319	5,412,786	1,624,371	—
Comfort Systems USA Inc.	229,414,018	11,599,561	(13,689,797)	6,285,425	(21,653,371)	211,955,836	2,549,078	360,733	—
Community Bank System Inc.	251,364,076	3,753,303	—	—	(24,645,038)	230,472,341	3,642,104	1,566,105	—
Community Health Systems Inc.	105,476,808	3,388,649	(3,728,560)	1,822,269	(73,667,562)	33,291,604	8,877,761	—	—
Community Healthcare Trust Inc.	70,949,649	3,364,821	(3,671,997)	831,692	(10,875,173)	60,598,992	1,673,543	735,733	—
Compass Minerals International Inc.	153,003,847	6,176,933	(6,995,420)	(570,884)	(65,814,925)	85,799,551	2,424,401	358,882	—
Computer Programs & Systems Inc.	36,313,263	1,814,132	(2,138,742)	275,563	(2,891,244)	33,372,972	1,043,884	—	—
Comtech Telecommunications Corp.	29,701,641	1,099,894	(1,439,149)	(244,895)	(12,089,809)	17,027,682	1,877,363	189,270	—
CONMED Corp.	311,068,602	12,086,366	(13,073,051)	7,521,753	(117,593,971)	200,009,699	2,088,656	411,427	—
Conn’s Inc.(e)	21,217,289	816,816	(3,316,107)	(3,572,922)	7,113,899	N/A	N/A	—	—
Consensus Cloud Solutions Inc.	68,526,794	3,301,574	(3,322,281)	(264,952)	(18,388,539)	49,852,596	1,141,314	—	—
CONSOL Energy Inc.	85,687,461	5,495,226	(6,154,215)	5,100,466	21,666,641	111,795,579	2,263,985	—	—
Corcept Therapeutics Inc.	153,670,670	7,930,170	(8,259,115)	2,158,324	5,663,931	161,163,980	6,777,291	—	—
Core Laboratories NV.	104,744,833	5,270,761	(5,664,656)	666,630	(39,819,748)	65,197,820	3,291,157	33,129	—
CoreCivic Inc.	96,164,194	5,316,985	(5,775,068)	1,516,404	(1,867,463)	95,355,052	8,582,813	—	—
Covetrus Inc.	124,128,789	7,797,956	(7,283,393)	2,260,324	26,339,805	153,243,481	7,385,228	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Cross Country Healthcare Inc.	$54,819,683	$3,063,696	$(2,635,330)	$1,249,809	$(3,624,944)	$52,872,914	2,538,306	$—	$—
CSG Systems International Inc.	147,766,049	7,751,304	(14,203,628)	1,969,002	(11,630,497)	131,652,230	2,205,969	603,858	—
CTS Corp.	81,370,986	4,597,785	(5,494,932)	2,174,319	(5,043,884)	77,604,274	2,279,127	90,008	—
Customers Bancorp. Inc.	111,384,075	2,094,555	(2,789,620)	(2,654,213)	(36,519,493)	71,515,304	2,109,596	—	—
Cutera Inc.	80,707,782	3,647,632	(3,849,406)	2,426,926	(39,001,871)	43,931,063	1,171,495	—	—
CVB Financial Corp.	214,747,136	7,674,411	(8,492,836)	15,296	14,772,188	228,716,195	9,218,710	3,416,979	—
Cytokinetics Inc.	220,819,914	15,486,025	(12,491,076)	8,680,573	5,795,467	238,290,903	6,064,925	—	—
Dave & Buster’s Entertainment Inc.	136,001,746	6,202,885	(6,556,695)	3,197,408	(48,275,450)	90,569,894	2,762,962	—	—
Deluxe Corp.	92,194,563	4,709,064	(4,624,692)	(322,906)	(25,653,565)	66,302,464	3,059,643	893,870	—
Designer Brands Inc., Class A	59,732,195	3,448,091	(4,998,402)	519,796	(2,359,665)	56,342,015	4,314,090	432,629	—
DiamondRock Hospitality Co.	152,168,570	7,836,155	(9,226,149)	1,628,225	(29,636,563)	122,770,238	14,953,744	—	—
Diebold Nixdorf Inc.	35,237,668	854,081	(1,097,715)	(466,801)	(22,712,382)	11,814,851	5,204,780	—	—
Digi International Inc.	53,901,058	3,453,062	(3,174,163)	1,515,985	5,067,024	60,762,966	2,508,793	—	—
Digital Turbine Inc.	—	106,232,696	(10,033)	545	2,854,895	109,078,103	6,243,738	—	—
Dime Community Bancshares Inc.	80,909,910	3,800,099	(5,364,477)	635,140	(12,171,567)	67,809,105	2,286,985	564,857	—
Dine Brands Global Inc.	96,314,786	4,618,136	(7,744,703)	(366,287)	(15,391,245)	77,430,687	1,189,777	614,994	—
Diodes Inc.	280,383,123	11,941,302	(13,451,072)	6,705,727	(78,617,314)	206,961,766	3,205,231	—	—
Diversified Healthcare Trust	54,951,898	1,935,619	(2,314,619)	(341,948)	(23,044,662)	31,186,288	17,135,323	171,353	—
DMC Global Inc.	42,079,172	2,077,205	(2,042,095)	(334,762)	(16,816,859)	24,962,661	1,384,507	—	—
Donnelley Financial Solutions Inc.	69,434,773	3,423,433	(6,045,412)	495,766	(9,049,403)	58,259,157	1,989,046	—	—
Dorman Products Inc.	193,436,796	10,891,261	(13,494,327)	3,328,260	25,793,505	219,955,495	2,004,881	—	—
Douglas Elliman Inc.	34,298,451	2,634,380	(1,551,204)	(92,109)	(11,777,199)	23,512,319	4,908,626	230,242	—
Dril-Quip Inc.	94,584,206	4,596,938	(6,573,233)	84,781	(29,377,608)	63,315,084	2,454,073	—	—
DXP Enterprises Inc./TX	33,255,223	2,465,814	(2,570,931)	(134,084)	4,327,676	37,343,698	1,219,187	—	—
Dynavax Technologies Corp.	—	85,638,199	(3,070,263)	103,340	22,256,252	104,927,528	8,334,196	—	—
Eagle Bancorp. Inc.	124,915,124	2,495,388	(242,968)	(90,474)	(21,333,996)	105,743,074	2,230,396	876,444	—
Eagle Pharmaceuticals Inc./DE	40,256,354	2,315,091	(3,104,278)	(334,901)	(3,834,053)	35,298,213	794,468	—	—
Easterly Government Properties Inc.	125,341,047	5,952,743	(6,178,525)	(17,029)	(14,269,956)	110,828,280	5,820,813	1,556,218	—
Ebix Inc.	56,751,142	2,691,553	(3,308,170)	144,259	(27,484,125)	28,794,659	1,703,826	125,183	—
Edgewell Personal Care Co.	141,845,574	7,590,139	(11,684,727)	(1,668,085)	(6,827,076)	129,255,825	3,744,375	567,632	—
eHealth Inc.	21,176,573	864,501	(1,024,099)	(223,156)	(5,014,326)	15,779,493	1,691,264	—	—
elf Beauty Inc.	88,757,898	4,719,342	(4,882,804)	(243,410)	16,056,327	104,407,353	3,403,108	—	—
Ellington Financial Inc.	69,516,047	5,145,606	(3,704,971)	(157,796)	(11,691,343)	59,107,543	4,029,144	1,751,171	—
Embecta Corp.	—	130,331,884	(7,111,341)	(338,969)	(20,571,734)	102,309,840	4,040,673	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Emergent BioSolutions Inc.	$140,635,920	$6,381,378	$(13,225,673)	$(4,860,301)	$(30,418,093)	$98,513,231	3,173,751	$—	$—
Employers Holdings Inc.	70,663,431	—	—	—	1,498,713	72,162,144	1,722,658	2,170,549	—
Enanta Pharmaceuticals Inc.	92,972,184	4,329,727	(4,087,091)	504,894	(31,760,420)	61,959,294	1,310,753	—	—
Encore Capital Group Inc.	111,610,910	5,726,843	(8,939,263)	1,801,027	(10,750,137)	99,449,380	1,721,471	—	—
Encore Wire Corp.	165,403,097	8,724,994	(14,877,669)	4,628,010	(18,565,433)	145,312,999	1,398,316	27,540	—
Endo International PLC(d)	38,829,938	757,788	(6,841,898)	(106,485,147)	73,739,319	—	—	—	—
Enerpac Tool Group Corp.	94,213,093	4,950,394	(5,118,758)	105,484	(12,344,660)	81,805,553	4,301,028	—	—
Enova International Inc.	92,782,239	4,761,376	(8,368,608)	1,224,745	(23,695,689)	66,704,063	2,314,506	—	—
EnPro Industries Inc.	144,434,581	6,905,969	(7,696,815)	2,839,201	(25,806,191)	120,676,745	1,472,925	403,249	—
Ensign Group Inc. (The)	337,254,869	14,882,708	(15,700,063)	10,810,924	(72,678,044)	274,570,394	3,737,177	202,528	—
ePlus Inc.	107,854,675	6,181,966	(7,100,618)	2,981,176	(8,569,657)	101,347,542	1,907,898	—	—
ESCO Technologies Inc.	130,009,877	6,473,722	(7,920,882)	615,404	(3,826,512)	125,351,609	1,833,430	148,753	—
Essential Properties Realty Trust Inc.	220,199,764	24,146,402	(10,487,660)	(396,111)	(33,803,189)	199,659,206	9,290,796	2,470,787	—
Ethan Allen Interiors Inc.	41,074,589	1,995,884	(2,190,171)	428,340	(9,552,689)	31,755,953	1,571,299	502,036	—
EVERTEC Inc.	175,019,955	8,691,925	(10,979,276)	3,916,278	(21,411,226)	155,237,656	4,209,264	214,310	—
ExlService Holdings Inc.	341,620,008	16,978,964	(19,899,151)	9,806,816	(1,331,890)	347,174,747	2,356,443	—	—
Exponent Inc.	403,165,884	17,261,084	(21,905,243)	9,153,862	(72,074,718)	335,600,869	3,668,972	881,324	—
Fabrinet	278,453,731	11,418,037	(14,797,141)	5,584,389	(69,330,339)	211,328,677	2,605,779	—	—
FARO Technologies Inc.	67,909,750	2,552,303	(2,902,800)	(223,351)	(27,294,607)	40,041,295	1,298,777	—	—
FB Financial Corp.	113,334,609	5,147,722	(6,532,136)	1,236,906	(14,587,707)	98,599,394	2,514,008	331,050	—
Federal Signal Corp.	147,847,950	7,758,508	(10,381,036)	3,455,967	4,264,435	152,945,824	4,296,231	386,329	—
Ferro Corp.(d)	129,049,292	1,038,682	(131,634,077)	11,490,943	(9,944,840)	—	—	—	—
First Bancorp./Puerto Rico	178,203,187	—	—	—	(2,852,337)	175,350,850	13,582,560	1,629,907	—
First Bancorp./Southern Pines NC	102,724,794	481,683	(2,341,204)	(1,060,796)	(15,919,814)	83,884,663	2,403,572	528,786	—
First Commonwealth Financial Corp.	93,056,143	—	—	—	(10,680,586)	82,375,557	6,138,268	736,592	—
First Financial Bancorp.	140,160,135	4,803,153	—	—	(22,621,689)	122,341,599	6,306,268	1,450,442	—
First Hawaiian Inc.	254,293,155	11,078,914	(12,960,972)	2,723,201	(49,651,402)	205,482,896	9,048,124	2,324,748	—
Flagstar Bancorp. Inc.	152,382,971	—	—	—	(24,977,869)	127,405,102	3,593,938	215,636	—
FormFactor Inc.	235,326,769	11,232,721	(13,649,619)	5,907,175	(24,638,442)	214,178,604	5,530,044	—	—
Forward Air Corp.	188,702,200	9,319,208	(11,544,447)	3,487,673	(14,918,130)	175,046,504	1,903,507	452,097	—
Fossil Group Inc.	32,867,927	1,244,912	(1,584,605)	(171,248)	(14,826,421)	17,530,565	3,390,825	—	—
Four Corners Property Trust Inc.	149,620,540	12,887,296	(8,324,296)	1,683,439	(4,427,649)	151,439,330	5,695,349	1,864,455	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Franklin BSP Realty Trust Inc.	$44,145,890	$41,997,155	$(2,779,606)	$53,852	$(3,355,123)	$80,062,168	5,939,330	$2,072,610	$—
Franklin Electric Co. Inc.	231,867,527	10,414,393	(12,605,585)	3,952,471	(31,714,136)	201,914,670	2,756,138	544,924	—
Franklin Street Properties Corp., Class C	40,000,513	1,474,065	(2,631,479)	(1,401,392)	(9,917,976)	27,523,731	6,600,415	615,798	—
Gannett Co. Inc.	45,945,323	1,705,554	(2,362,304)	(165,542)	(15,477,129)	29,645,902	10,222,725	—	—
GCP Applied Technologies Inc.	120,964,078	6,874,055	(7,527,176)	2,105,407	(2,679,183)	119,737,181	3,827,915	—	—
Genesco Inc.	62,518,516	3,497,533	(7,136,086)	491,709	(13,588,031)	45,783,641	917,324	—	—
Gentherm Inc.	173,591,392	8,630,075	(10,375,001)	2,698,819	(27,969,221)	146,576,064	2,348,599	—	—
Genworth Financial Inc., Class A	114,343,065	2,980,583	—	—	(7,766,995)	109,556,653	31,035,879	—	—
GEO Group Inc. (The)	53,377,997	2,800,540	(63,700)	(17,236)	751,915	56,849,516	8,613,563	—	—
Getty Realty Corp.	80,332,906	5,739,470	(4,291,010)	498,790	(7,381,987)	74,898,169	2,826,346	1,158,802	—
Gibraltar Industries Inc.	100,423,328	5,708,384	(6,020,136)	(32,100)	(9,873,622)	90,205,854	2,327,893	—	—
G-III Apparel Group Ltd.	84,612,968	4,646,434	(6,104,023)	(1,512,472)	(19,628,024)	62,014,883	3,065,491	—	—
Glatfelter Corp.	39,207,113	1,726,703	(1,659,254)	(418,337)	(17,002,118)	21,854,107	3,176,469	436,862	—
Glaukos Corp.	193,909,720	8,659,039	(8,223,917)	473,777	(42,655,033)	152,163,586	3,350,145	—	—
Global Net Lease Inc.	116,604,068	10,612,227	(6,907,373)	(686,271)	(15,512,157)	104,110,494	7,352,436	2,984,308	—
GMS Inc.	153,272,040	8,013,082	(9,201,173)	3,851,517	(20,141,046)	135,794,420	3,051,560	—	—
Golden Entertainment Inc.(e)	84,531,744	3,871,618	(4,442,917)	(679,408)	(4,641,366)	N/A	N/A	—	—
Granite Construction Inc.	107,549,527	5,927,102	(7,661,590)	(188,288)	(11,797,845)	93,828,906	3,219,935	411,674	—
Granite Point Mortgage Trust Inc.	43,005,744	2,336,839	(2,433,668)	95,365	(6,098,245)	36,906,035	3,856,430	947,147	—
Green Dot Corp., Class A	99,087,274	—	—	—	(8,545,736)	90,541,538	3,605,796	—	—
Green Plains Inc.	85,196,657	—	—	—	(10,549,989)	74,646,668	2,747,393	—	—
Greenbrier Companies Inc. (The)	120,280,486	4,809,089	(5,895,245)	1,070,416	(36,988,385)	83,276,361	2,313,875	632,731	—
Greenhill & Co. Inc.(d)	14,881,274	305,652	(9,420,284)	(8,620,414)	2,853,772	—	—	92,690	—
Griffon Corp.	67,803,473	5,564,605	(5,136,620)	1,848,080	25,218,510	95,298,048	3,399,859	302,885	—
Group 1 Automotive Inc.	206,661,331	10,631,543	(20,106,346)	5,706,573	(3,263,316)	199,629,785	1,175,676	445,443	—
Hanger Inc.	48,111,118	2,333,086	(2,502,317)	(91,767)	(10,325,262)	37,524,858	2,620,451	—	—
Hanmi Financial Corp.	48,873,245	1,509,394	—	—	(4,450,383)	45,932,256	2,046,892	450,316	—
Harmonic Inc.	68,730,495	4,130,865	(4,130,144)	1,633,514	(6,246,499)	64,118,231	7,395,413	—	—
Harsco Corp.	69,390,518	2,729,700	(2,915,314)	(795,093)	(28,199,505)	40,210,306	5,655,458	—	—
Haverty Furniture Companies Inc.	29,103,177	758,643	(2,741,463)	(603,749)	(3,703,362)	22,813,246	984,178	300,347	—
Hawaiian Holdings Inc.	72,214,172	3,410,762	(3,620,817)	(222,598)	(19,433,893)	52,347,626	3,658,115	—	—
Hawkins Inc.	61,618,363	2,923,373	(3,014,503)	1,432,559	(14,709,785)	48,250,007	1,339,162	183,741	—
Haynes International Inc.	37,978,922	1,830,291	(2,052,977)	491,475	(9,159,224)	29,088,487	887,656	190,844	—
HB Fuller Co.	249,889,293	12,728,545	(14,626,476)	3,838,824	(25,572,145)	226,258,041	3,757,815	721,478	—
HCI Group Inc.	39,375,177	1,971,041	(2,999,689)	51,379	(389,698)	38,008,210	560,924	227,571	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Healthcare Services Group Inc.	$99,054,646	$5,568,824	$(6,726,090)	$(791,132)	$(5,600,211)	$91,506,037	5,255,947	$1,111,407	$—
HealthStream Inc.	35,773,989	2,205,742	(3,420,033)	(664,384)	3,632,831	37,528,145	1,728,611	—	—
Heidrick &Struggles International Inc.	55,504,301	2,918,398	(2,727,889)	844,880	(11,091,979)	45,447,711	1,404,441	210,442	—
Helix Energy Solutions Group Inc.	48,527,827	2,541,179	(2,633,236)	454,268	(17,365,791)	31,524,247	10,169,112	—	—
Helmerich & Payne Inc.	323,158,452	17,105,815	(21,628,317)	9,378,748	(7,020,784)	320,993,914	7,454,573	1,884,530	—
Heritage Financial Corp./WA	56,793,829	1,052,475	—	—	194,017	58,040,321	2,306,849	484,438	—
Hersha Hospitality Trust, Class A	21,546,077	502,904	(1,409,395)	200,213	2,247,859	23,087,658	2,353,482	—	—
Heska Corp.	105,969,219	4,828,360	(4,762,929)	560,292	(34,217,766)	72,377,176	765,815	—	—
Hibbett Inc.	40,842,195	2,531,034	(4,975,674)	1,005,563	(1,510,001)	37,893,117	866,921	226,678	—
Hillenbrand Inc.	230,251,717	11,153,347	(16,249,888)	1,440,594	(18,501,152)	208,094,618	5,080,435	1,110,977	—
Hilltop Holdings Inc.(e)	115,984,411	—	(14,447,567)	(1,890,466)	15,230,528	N/A	N/A	591,757	—
HNI Corp.	115,782,139	5,905,839	(9,966,675)	(1,031,806)	(6,372,747)	104,316,750	3,007,113	972,346	—
HomeStreet Inc.	61,438,925	—	(1,787,123)	581,023	(16,662,100)	43,570,725	1,256,727	439,854	—
Hope Bancorp Inc.	125,113,560	3,214,855	—	—	(17,751,396)	110,577,019	7,989,669	1,114,857	—
Horace Mann Educators Corp.	112,526,716	1,652,019	—	—	(9,317,091)	104,861,644	2,732,195	874,302	—
Hostess Brands Inc.	217,127,718	11,355,247	(13,303,808)	126,360	(7,515,071)	207,790,446	9,796,815	—	—
Hub Group Inc., Class A	187,277,719	8,764,625	(9,791,633)	3,406,586	(18,745,031)	170,912,266	2,409,251	—	—
Ichor Holdings Ltd.	72,429,744	3,406,101	(3,575,198)	488,834	(20,043,283)	52,706,198	2,028,722	—	—
Independence Realty Trust Inc.(d)	417,778,942	5,945,068	(357,401,268)	40,659,005	(106,981,747)	—	—	—	—
Independent Bank Corp.	258,508,413	4,536,977	—	—	(7,197,468)	255,847,922	3,221,049	1,642,735	—
Independent Bank Group Inc.	187,312,547	10,370,562	(14,008,726)	2,875,050	(11,589,029)	174,960,404	2,576,357	1,001,101	—
Industrial Logistics Properties Trust	106,399,151	3,961,437	(4,402,741)	(861,675)	(39,377,856)	65,718,316	4,667,494	1,548,116	—
Innospec Inc.	163,608,317	8,263,452	(9,121,504)	3,612,074	2,378,930	168,741,269	1,761,575	1,109,220	—
Innovative Industrial Properties Inc.	376,860,731	41,034,085	(14,342,825)	5,979,825	(191,860,338)	217,671,478	1,981,173	3,415,422	—
Innoviva Inc.	86,614,896	4,405,554	(4,436,248)	1,462,820	(21,962,413)	66,084,609	4,477,277	—	—
Inogen Inc.	47,300,748	2,393,196	(2,225,105)	(299,203)	(11,835,934)	35,333,702	1,461,278	—	—
Insight Enterprises Inc.	267,725,516	12,433,712	(13,878,814)	8,144,752	(60,063,110)	214,362,056	2,484,493	—	—
Installed Building Products Inc.	141,821,788	7,907,600	(10,900,658)	1,836,422	(4,202,336)	136,462,816	1,640,967	519,189	—
Insteel Industries Inc.	51,401,526	3,223,097	(3,698,727)	1,483,406	(5,878,002)	46,531,300	1,381,981	40,977	—
Integer Holdings Corp.	190,269,761	9,586,375	(10,716,675)	3,720,818	(27,096,159)	165,764,120	2,345,940	—	—
InterDigital Inc.	140,008,526	7,613,909	(7,518,918)	(428,018)	(6,380,437)	133,295,062	2,192,353	772,507	—
Interface Inc.	57,147,545	3,274,296	(3,367,244)	280,293	(4,569,028)	52,765,862	4,207,804	41,234	—
Invesco Mortgage Capital Inc.	51,136,777	8,604,864	(2,488,870)	(1,986,345)	(20,839,962)	34,426,464	2,345,127	2,016,817	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Investors Bancorp. Inc.(d)	$241,223,189	$1,159,138	$(225,120,862)	$8,155,739	$(25,417,204)	$—	—	$—	$—
iRobot Corp.	122,285,983	5,196,396	(5,359,043)	371,071	(51,560,072)	70,934,335	1,930,186	—	—
Ironwood Pharmaceuticals Inc.	—	124,513,036	(22,259)	572	1,093,019	125,584,368	10,891,966	—	—
iStar Inc.	116,402,831	16,733,812	(4,876,781)	1,622,307	(49,243,445)	80,638,724	5,881,745	606,236	—
Itron Inc.	170,586,111	8,307,691	(10,262,088)	(2,338,310)	(8,421,942)	157,871,462	3,193,839	—	—
J&J Snack Foods Corp.	165,416,632	8,086,341	(8,428,667)	251,176	(17,272,335)	148,053,147	1,060,097	661,253	—
Jack in the Box Inc.	141,010,428	6,375,555	(7,765,899)	(1,023,167)	(54,844,678)	83,752,239	1,493,975	654,965	—
James River Group Holdings Ltd.	62,174,341	1,464,686	—	—	162,758	63,801,785	2,574,729	128,736	—
John B Sanfilippo & Son Inc.	53,243,648	2,997,427	(3,186,984)	98,815	(7,144,518)	46,008,388	634,686	—	—
John Bean Technologies Corp.	269,450,300	13,105,622	(15,690,310)	3,355,153	(21,659,272)	248,561,493	2,251,055	222,371	—
Joint Corp. (The)	36,767,591	1,207,992	(1,474,775)	(1,194,345)	(19,463,736)	15,842,727	1,034,796	—	—
Kaiser Aluminum Corp.	106,874,519	5,467,593	(6,445,698)	1,379,072	(17,993,553)	89,281,933	1,128,865	876,191	—
Kaman Corp.	86,916,564	4,193,458	(4,389,926)	(366,462)	(23,954,040)	62,399,594	1,996,787	391,245	—
KAR Auction Services Inc.	156,418,231	7,128,962	(7,608,967)	223,890	(28,883,162)	127,278,954	8,617,397	—	—
Knowles Corp.	141,406,715	6,490,828	(7,643,765)	1,935,923	(29,400,567)	112,789,134	6,508,317	—	—
Kontoor Brands Inc.	140,711,238	6,559,227	(10,162,508)	(2,284,888)	(24,749,354)	110,073,715	3,298,583	1,535,779	—
Koppers Holdings Inc.	42,128,249	2,159,177	(2,834,763)	(535,973)	(6,884,785)	34,031,905	1,503,176	74,127	—
Korn Ferry	252,987,602	11,957,304	(15,876,198)	4,103,475	(31,628,615)	221,543,568	3,818,400	—	—
Kulicke & Soffa Industries Inc.	249,869,703	10,485,946	(22,486,492)	3,979,922	(62,473,595)	179,375,484	4,190,037	700,434	—
Lakeland Financial Corp.	131,628,490	—	(2,732,340)	(680,473)	(11,169,822)	117,045,855	1,762,208	721,252	—
Lantheus Holdings Inc.	268,045,866	16,930,724	(15,894,584)	11,285,518	40,503,346	320,870,870	4,859,471	—	—
Laredo Petroleum Inc.	81,468,140	4,455,199	(4,326,103)	1,593,128	(12,307,014)	70,883,350	1,028,189	—	—
La-Z-Boy Inc.	82,855,859	4,493,531	(6,270,320)	(1,114,559)	(7,163,549)	72,800,962	3,070,475	506,907	—
LCI Industries	187,813,675	10,338,638	(11,215,584)	2,365,577	12,128,907	201,431,213	1,800,422	1,861,446	—
LeMaitre Vascular Inc.	63,919,764	3,878,712	(3,572,492)	928,412	(2,285,922)	62,868,474	1,380,208	170,898	—
LendingTree Inc.	98,208,861	3,501,494	(5,720,185)	(5,391,142)	(56,401,812)	34,197,216	780,402	—	—
LGI Homes Inc.	149,225,443	7,475,689	(11,478,873)	631,525	(17,522,992)	128,330,792	1,476,764	—	—
Ligand Pharmaceuticals Inc.	134,490,007	6,047,690	(5,891,902)	(920,449)	(27,237,886)	106,487,460	1,193,538	—	—
Lindsay Corp.	123,302,622	5,610,904	(6,218,213)	1,935,392	(21,166,449)	103,464,256	778,981	258,553	—
Liquidity Services Inc.	32,694,355	1,547,962	(1,586,680)	887,636	(7,925,074)	25,618,199	1,906,116	—	—
Livent Corp.	301,581,149	14,797,102	(18,099,123)	7,917,823	(46,296,819)	259,900,132	11,454,391	—	—
LivePerson Inc.	117,865,230	6,173,634	(5,051,103)	1,194,397	(50,618,590)	69,563,568	4,919,630	—	—
LiveRamp Holdings Inc.	—	127,930,722	(22,724)	464	(3,325,115)	124,583,347	4,826,941	—	—
LL Flooring Holdings Inc.	29,300,033	1,215,503	(1,454,465)	129,650	(9,724,846)	19,465,875	2,077,468	—	—
Loyalty Ventures Inc.	23,666,877	540,220	(988,018)	(625,965)	(17,545,559)	5,047,555	1,413,881	—	—
LTC Properties Inc.	108,384,839	8,463,620	(6,715,185)	292,437	(2,950,603)	107,475,108	2,799,560	1,584,023	—
LXP Industrial Trust	317,911,153	15,953,152	(12,725,648)	1,973,638	(105,038,131)	218,074,164	20,304,857	2,400,223	—
M/I Homes Inc.	92,345,659	4,950,091	(7,788,380)	479,237	(10,297,055)	79,689,552	2,009,318	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22		Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
ManTech International Corp./VA, Class A(e)	$169,913,587	$9,699,735	$(11,442,393)	$5,185,993	$(48,689,856)	$	N/A	N/A	$796,350	$—
Marcus Corp. (The)	27,951,362	1,280,006	(1,576,682)	(322,057)	(4,305,638)		23,026,991	1,559,038	—	—
MarineMax Inc.	63,060,808	3,535,278	(5,022,533)	1,511,107	(7,796,282)		55,288,378	1,530,686	—	—
Marten Transport Ltd.	76,128,648	4,189,230	(5,663,483)	1,737,775	(5,870,670)		70,521,500	4,192,717	251,704	—
Matador Resources Co.(d)	418,406,106	—	(440,317,505)	319,326,556	(297,415,157)		—	—	—	—
Materion Corp.	125,367,742	6,147,374	(6,507,474)	3,438,309	(20,842,619)		107,603,332	1,459,424	178,553	—
Matson Inc.	363,006,855	12,698,959	(22,989,927)	3,771,391	(147,180,801)		209,306,477	2,871,933	902,651	—
Matthews International Corp., Class A	73,073,863	3,810,744	(4,798,835)	(853,190)	(7,422,996)		63,809,586	2,225,657	496,788	—
MaxLinear Inc.	295,124,147	10,316,922	(11,034,111)	4,786,273	(127,733,991)		171,459,240	5,045,887	—	—
MDC Holdings Inc.	153,007,137	7,889,579	(7,851,101)	3,351,362	(25,497,148)		130,899,829	4,051,372	2,021,682	—
Medifast Inc.	141,901,102	7,628,301	(9,949,683)	4,737,146	2,983,085		147,299,951	816,021	1,316,661	—
MEDNAX Inc.	143,173,761	6,791,977	(6,604,197)	294,393	(15,781,090)		127,874,844	6,086,380	—	—
Meridian Bioscience Inc.	80,791,829	5,020,016	(5,247,914)	2,007,350	11,500,470		94,071,751	3,092,431	—	—
Merit Medical Systems Inc.	241,720,177	10,974,253	(12,309,119)	6,162,176	(50,413,102)		196,134,385	3,614,048	—	—
Meritage Homes Corp.	211,633,392	10,092,712	(15,224,504)	2,203,811	(20,206,571)		188,498,840	2,599,984	—	—
Meritor Inc.	180,216,010	9,342,104	(11,179,564)	2,929,929	876,299		182,184,778	5,014,720	—	—
Mesa Laboratories Inc.	95,859,603	4,280,811	(4,602,810)	(301,598)	(18,783,183)		76,452,823	374,879	58,644	—
Meta Financial Group Inc.	112,957,040	—	(569,247)	(371,071)	(33,066,774)		78,949,948	2,041,633	102,838	—
Methode Electronics Inc.	115,328,504	5,785,175	(7,942,005)	1,734,190	(17,833,173)		97,072,691	2,620,753	375,570	—
Middlesex Water Co.	121,393,945	—	—	—	(20,188,078)		101,205,867	1,154,264	334,737	—
ModivCare Inc.	101,725,170	4,757,799	(5,197,913)	2,720,814	(29,687,190)		74,318,680	879,511	—	—
Monro Inc.	106,431,874	5,565,528	(6,369,316)	(656,525)	(2,911,544)		102,060,017	2,380,131	657,625	—
Moog Inc., Class A	182,438,303	9,197,864	(10,595,751)	1,692,709	(19,552,617)		163,180,508	2,055,429	539,942	—
Motorcar Parts of America Inc.	24,415,724	1,129,692	(1,165,687)	(90,651)	(6,327,890)		17,961,188	1,368,993	—	—
Movado Group Inc.	45,775,699	2,457,765	(3,373,025)	798,086	(10,241,727)		35,416,798	1,145,063	815,131	—
Mr Cooper Group Inc.	191,220,336	—	—	—	(37,389,919)		153,830,417	4,187,001	—	—
Mueller Industries Inc.	222,475,811	11,303,107	(15,208,249)	4,600,461	(8,360,845)		214,810,285	4,030,968	1,006,426	—
Myers Industries Inc.	55,670,695	3,609,802	(3,461,645)	1,149,327	1,735,910		58,704,089	2,582,670	340,983	—
MYR Group Inc.	113,820,468	5,749,561	(5,686,032)	3,646,563	(10,935,827)		106,594,733	1,209,517	—	—
Myriad Genetics Inc.	143,948,675	6,200,064	(6,676,242)	1,190,796	(41,101,597)		103,561,696	5,699,598	—	—
Nabors Industries Ltd.	84,919,956	14,231,102	(4,767,738)	1,996,107	(12,312,588)		84,066,839	627,833	—	—
National Bank Holdings Corp., Class A	81,266,914	—	—	—	(4,055,276)		77,211,638	2,017,550	464,036	—
National Presto Industries Inc.	27,917,614	1,350,492	(1,517,508)	(97,764)	(3,961,454)		23,691,380	360,929	—	—
National Vision Holdings Inc.	—	163,502,923	(3,317,357)	(252,622)	(1,242,956)		158,689,988	5,770,545	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Natus Medical Inc.	$64,241,145	$4,525,914	$(4,531,294)	$1,179,775	$14,779,007	$80,194,547	2,447,194	$—	$—
NBT Bancorp. Inc.	103,252,531	—	—	—	4,172,397	107,424,928	2,857,806	800,186	—
Neenah Inc.	47,271,785	3,013,195	(2,682,583)	(93,409)	(6,489,027)	41,019,961	1,201,522	568,538	—
Nektar Therapeutics	71,195,578	3,575,238	(3,299,048)	(1,992,670)	(19,104,554)	50,374,544	13,256,459	—	—
NeoGenomics Inc.	107,000,980	4,898,695	(4,785,199)	(1,942,142)	(33,309,636)	71,862,698	8,817,509	—	—
NETGEAR Inc.	51,698,232	2,306,021	(3,215,366)	(1,122,806)	(11,784,791)	37,881,290	2,045,426	—	—
NetScout Systems Inc.	169,405,690	9,534,301	(11,267,711)	504,769	8,911,866	177,088,915	5,231,578	—	—
New York Mortgage Trust Inc.	99,064,584	12,211,489	(4,859,222)	(655,966)	(30,752,337)	75,008,548	27,177,010	2,666,124	—
NexPoint Residential Trust Inc.	122,018,834	2,040,175	—	—	(39,601,060)	84,457,949	1,351,111	513,422	—
NextGen Healthcare Inc.	84,060,458	4,257,528	(4,571,355)	1,173,917	(15,040,491)	69,880,057	4,006,884	—	—
NMI Holdings Inc., Class A	126,486,977	6,346,904	(6,803,277)	1,131,508	(25,461,947)	101,700,165	6,108,118	—	—
Northfield Bancorp. Inc.	44,128,998	2,538,332	(2,490,170)	420,577	(4,519,320)	40,078,417	3,075,857	395,545	—
Northwest Bancshares Inc.	110,620,029	2,659,897	—	—	(5,879,913)	107,400,013	8,390,626	1,678,125	—
Northwest Natural Holding Co.	114,034,325	17,873,687	(6,093,528)	425,828	2,726,525	128,966,837	2,428,754	1,061,331	—
NOW Inc.	87,533,937	4,278,165	(4,953,338)	973,762	(10,703,818)	77,128,708	7,886,371	—	—
NV5 Global Inc.	113,096,919	5,469,227	(5,602,716)	(146,328)	(14,103,042)	98,714,060	845,589	—	—
Oceaneering International Inc.	108,248,797	4,887,049	(4,968,760)	345,534	(32,402,743)	76,109,877	7,126,393	—	—
ODP Corp. (The)	150,472,218	6,453,649	(13,217,140)	1,273,800	(51,012,453)	93,970,074	3,107,476	—	—
Office Properties Income Trust	89,434,675	4,318,031	(5,057,329)	(1,839,602)	(18,197,012)	68,658,763	3,441,542	1,910,151	—
OFG Bancorp.	86,662,184	—	—	—	(4,033,825)	82,628,359	3,253,085	487,963	—
O-I Glass Inc.	146,725,678	8,315,601	(9,027,406)	874,934	8,113,341	155,002,148	11,071,582	—	—
Oil States International Inc.	30,532,455	1,853,785	(1,855,578)	431,172	(7,067,504)	23,894,330	4,408,548	—	—
Olympic Steel Inc.	25,713,971	1,072,351	(1,348,442)	778,665	(9,122,897)	17,093,648	663,831	58,388	—
Omnicell Inc.	407,429,926	17,797,447	(19,252,028)	10,228,740	(60,287,729)	355,916,356	3,128,935	—	—
OneSpan Inc.	35,579,568	1,694,973	(1,777,802)	(137,192)	(6,160,017)	29,199,530	2,453,742	—	—
Onto Innovation Inc.	306,564,777	13,216,490	(14,328,104)	8,281,866	(68,961,228)	244,773,801	3,509,805	—	—
OptimizeRx Corp.	47,963,311	2,165,873	(2,110,548)	(489,045)	(12,695,948)	34,833,643	1,271,765	—	—
OraSure Technologies Inc.	35,093,429	1,147,909	(1,650,303)	(368,854)	(20,287,968)	13,934,213	5,141,776	—	—
Orion Office REIT Inc.	56,739,102	2,930,853	(3,149,837)	(402,375)	(11,757,275)	44,360,468	4,047,488	397,527	—
Orthofix Medical Inc.	46,236,230	2,398,632	(2,388,201)	(135,132)	(12,728,560)	33,382,969	1,418,138	—	—
OSI Systems Inc.	99,778,004	1,695,733	(7,324,404)	(779,066)	789,056	94,159,323	1,102,052	—	—
Owens & Minor Inc.	237,798,945	9,548,470	(10,189,571)	8,137,523	(75,760,337)	169,535,030	5,390,621	—	—
Oxford Industries Inc.	102,821,032	5,362,210	(9,265,490)	1,255,517	(3,422,443)	96,750,826	1,090,273	628,566	—
Pacific Premier Bancorp. Inc.	228,019,766	6,497,345	(1,293,032)	(640,946)	(39,595,946)	192,987,187	6,600,109	2,192,235	—
Pacira BioSciences Inc.	243,118,352	13,053,151	(11,112,691)	3,679,264	(61,049,096)	187,688,980	3,219,365	—	—
Palomar Holdings Inc.	110,545,925	6,308,319	(7,672,273)	(1,709,178)	1,830,300	109,303,093	1,697,253	—	—
Park Aerospace Corp.	18,232,507	858,146	(983,052)	(71,332)	(376,505)	17,659,764	1,383,994	135,965	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Park National Corp.	$135,674,418	$6,067,231	$(6,452,181)	$1,765,963	$(12,319,615)	$124,735,816	1,028,749	$1,041,455	$—
Patrick Industries Inc.	96,958,481	4,971,448	(8,168,088)	(230,757)	(13,083,646)	80,447,438	1,551,841	517,868	—
Patterson-UTI Energy Inc.	238,134,784	13,074,579	(14,061,611)	9,179,834	(4,897,278)	241,430,308	15,319,182	603,299	—
PBF Energy Inc., Class A	166,060,470	10,100,439	(12,033,347)	7,985,949	24,106,089	196,219,600	6,761,530	—	—
PDF Solutions Inc.	59,598,908	2,992,846	(3,714,608)	841,434	(14,510,239)	45,208,341	2,101,736	—	—
Pennant Group Inc. (The)	35,999,327	2,053,645	(1,979,487)	1,658,310	(12,840,364)	24,891,431	1,943,125	—	—
PennyMac Mortgage Investment Trust(f)	N/A	132,922,080	(9,304,051)	(2,895,634)	(30,443,488)	90,278,907	6,527,759	3,210,419	—
Perdoceo Education Corp.	57,606,112	3,402,509	(4,592,482)	(175,955)	1,362,815	57,602,999	4,889,898	—	—
Perficient Inc.	259,611,926	20,156,533	(11,817,899)	9,203,928	(52,133,841)	225,020,647	2,454,146	—	—
PetMed Express Inc.	38,966,720	1,781,405	(2,079,340)	181,819	(9,044,802)	29,805,802	1,497,779	441,110	—
PGT Innovations Inc.	76,723,141	4,253,369	(4,702,572)	1,714,418	(7,195,090)	70,793,266	4,254,403	—	—
Phibro Animal Health Corp., Class A	29,130,392	1,427,043	(1,608,693)	(73,864)	(1,153,155)	27,721,723	1,449,123	169,914	—
Photronics Inc.	74,493,294	5,420,549	(4,984,906)	1,617,491	8,829,873	85,376,301	4,382,767	—	—
Piper Sandler Cos.	132,389,775	6,833,026	(7,429,333)	3,256,406	(21,325,988)	113,723,886	1,003,210	590,347	—
Plantronics Inc.	120,668,371	6,747,739	(7,881,174)	2,599,333	(1,747,014)	120,387,255	3,033,953	—	—
Plexus Corp.	164,407,748	8,760,845	(12,332,337)	2,967,107	(9,554,396)	154,248,967	1,964,955	—	—
Powell Industries Inc.	12,559,186	708,167	(918,500)	74,320	2,520,002	14,943,175	639,417	167,638	—
PRA Group Inc.	141,038,099	6,263,919	(17,308,783)	(1,541,838)	(25,779,483)	102,671,914	2,823,760	—	—
Prestige Consumer Healthcare Inc.	190,225,543	10,472,370	(11,949,715)	2,307,719	18,382,803	209,438,720	3,561,883	—	—
PriceSmart Inc.	135,818,557	7,328,133	(8,462,392)	(1,029)	(12,358,211)	122,325,058	1,707,735	—	—
ProAssurance Corp.	92,923,542	1,499,669	—	—	(11,112,858)	83,310,353	3,525,618	176,281	—
PROG Holdings Inc.	—	116,963,768	(9,428,389)	(2,371,230)	(41,777,106)	63,387,043	3,841,639	—	—
Progress Software Corp.	148,916,992	7,467,376	(10,275,961)	3,036,885	(8,600,955)	140,544,337	3,102,524	540,937	—
ProPetro Holding Corp.	84,754,257	4,056,110	(4,667,253)	1,661,075	(25,191,949)	60,612,240	6,061,224	—	—
Proto Labs Inc.	104,431,636	5,218,743	(6,010,444)	(2,324,665)	(7,948,047)	93,367,223	1,951,656	—	—
Provident Financial Services Inc.	119,936,396	—	—	—	(5,843,056)	114,093,340	5,125,487	1,230,117	—
Quaker Chemical Corp.	165,876,863	8,208,262	(8,779,566)	380,970	(23,285,475)	142,401,054	952,388	400,926	—
Quanex Building Products Corp.	50,273,695	2,684,904	(2,848,848)	337,508	3,674,081	54,121,340	2,378,960	186,517	—
QuinStreet Inc.	41,592,937	2,206,743	(2,205,442)	676,127	(6,241,954)	36,028,411	3,581,353	—	—
Rambus Inc.	249,695,511	10,010,975	(10,472,727)	4,874,855	(86,160,976)	167,947,638	7,815,153	—	—
Ranger Oil Corp.	52,271,514	3,048,775	(3,142,897)	1,959,187	(4,498,244)	49,638,335	1,510,141	—	—
Rayonier Advanced Materials Inc.	30,075,292	919,506	(1,313,527)	87,272	(17,868,823)	11,899,720	4,541,878	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
RE/MAX Holdings Inc., Class A	$37,066,442	$2,985,703	$(1,717,688)	$(230,615)	$(4,833,488)	$33,270,354	1,356,866	$310,050	$—
Red Robin Gourmet Burgers Inc.(d)	19,037,149	344,178	(9,882,769)	(29,592,094)	20,093,536	—	—	—	—
Redwood Trust Inc.	86,418,394	6,815,927	(4,600,775)	31,363	(22,746,699)	65,918,210	8,549,703	1,928,320	—
REGENXBIO Inc.	89,410,873	4,099,201	(3,707,424)	(561,829)	(22,689,511)	66,551,310	2,694,385	—	—
Renasant Corp.	122,659,043	2,027,632	—	—	(17,250,901)	107,435,774	3,729,114	820,405	—
Renewable Energy Group Inc.(d)	218,275,772	2,502,921	(223,831,696)	101,187,403	(98,134,400)	—	—	—	—
Rent-A-Center Inc./TX	108,999,473	5,316,792	(16,054,432)	(14,125,773)	(9,771,805)	74,364,255	3,823,355	2,918,987	—
Resideo Technologies Inc.	246,333,903	11,575,522	(12,646,837)	5,610,137	(50,621,472)	200,251,253	10,311,599	—	—
Resources Connection Inc.	37,511,987	2,538,340	(2,230,085)	556,620	6,354,578	44,731,440	2,195,947	304,961	—
Retail Opportunity Investments Corp.	165,489,597	(109,357)	(425,137)	(77,844)	(30,598,406)	134,278,853	8,509,433	1,106,226	—
REX American Resources Corp.	37,138,350	1,773,904	(1,942,385)	542,496	(6,043,763)	31,468,602	371,092	—	—
Rogers Corp.	364,370,893	17,428,629	(21,210,530)	12,097,760	(25,159,605)	347,527,147	1,325,984	—	—
RPT Realty	83,319,640	5,670,190	(4,426,251)	511,857	(25,669,030)	59,406,406	6,043,378	768,317	—
Ruth’s Hospitality Group Inc.	51,970,044	2,409,454	(3,249,136)	516,358	(15,456,188)	36,190,532	2,225,740	317,073	—
S&T Bancorp. Inc.	70,123,531	10,366,710	(111,592)	(57,690)	(5,350,956)	74,970,003	2,733,139	821,164	—
Safety Insurance Group Inc.	86,228,006	1,325,977	—	—	6,082,945	93,636,928	964,335	867,902	—
Sally Beauty Holdings Inc.	123,084,093	5,757,184	(9,462,979)	479,778	(29,319,990)	90,538,086	7,595,477	—	—
Sanmina Corp.	183,729,393	9,895,796	(19,298,732)	3,486,300	(2,198,438)	175,614,319	4,311,670	—	—
ScanSource Inc.	63,970,113	3,657,988	(5,378,592)	516,313	(7,002,988)	55,762,834	1,790,714	—	—
Schweitzer-Mauduit International Inc.	62,022,758	3,651,180	(3,630,681)	(157,907)	(5,126,710)	56,758,640	2,259,500	969,893	—
Seacoast Banking Corp. of Florida	146,555,548	9,859,839	(7,459,523)	1,916,537	(10,218,907)	140,653,494	4,257,067	694,740	—
Select Medical Holdings Corp.	181,828,319	9,694,756	(15,767,456)	624,898	(3,646,678)	172,733,839	7,313,033	946,358	—
Selectquote Inc.	24,980,028	1,173,946	(1,353,753)	(138,811)	(2,651,985)	22,009,425	8,874,768	—	—
Seneca Foods Corp., Class A	22,360,474	1,273,937	(1,386,326)	648,452	1,078,193	23,974,730	431,666	—	—
Service Properties Trust	103,192,254	2,166,657	(2,491,880)	(2,808,060)	(40,028,362)	60,030,609	11,478,128	119,002	—
ServisFirst Bancshares Inc.	332,974,896	13,462,764	(15,959,102)	8,470,884	(65,879,218)	273,070,224	3,460,089	784,252	—
Shake Shack Inc., Class A	190,071,451	7,656,686	(8,197,047)	(728,567)	(78,950,765)	109,851,758	2,782,466	—	—
Shenandoah Telecommunications Co.	84,576,037	4,653,492	(5,242,938)	(838,057)	(4,223,871)	78,924,663	3,555,165	—	—
Signet Jewelers Ltd.	273,905,174	11,167,835	(35,527,005)	(924,937)	(69,085,921)	179,535,146	3,358,308	755,417	—
Simmons First National Corp., Class A	190,104,518	39,195,347	—	—	(42,476,424)	186,823,441	8,787,556	1,669,636	—
Simply Good Foods Co. (The)	229,837,648	20,079,675	(12,672,665)	2,433,927	(3,424,213)	236,254,372	6,255,080	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Simulations Plus Inc.	$57,561,518	$3,263,123	$(3,451,155)	$(134,268)	$(1,965,496)	$55,273,722	1,120,489	$67,696	$—
SkyWest Inc.	104,003,904	5,034,233	(5,475,298)	(136,984)	(26,923,433)	76,502,422	3,600,114	—	—
Sleep Number Corp.	82,168,963	4,180,366	(5,760,027)	3,939	(31,670,638)	48,922,603	1,580,698	—	—
SM Energy Co.	338,768,910	16,970,674	(19,701,067)	11,648,466	(52,691,868)	294,995,115	8,628,111	87,181	—
SMART Global Holdings Inc.	86,032,317	4,897,562	(4,606,733)	1,611,660	(32,977,802)	54,957,004	3,357,178	—	—
Sonic Automotive Inc., Class A	63,134,619	3,754,398	(7,424,398)	785,680	(9,348,848)	50,901,451	1,389,611	365,160	—
Sonos Inc.	258,040,886	10,202,099	(11,917,482)	(3,070,726)	(89,761,234)	163,493,543	9,062,835	—	—
South Jersey Industries Inc.	277,815,513	36,124,329	(14,654,098)	4,378,706	(7,789,764)	295,874,686	8,666,511	2,456,445	—
Southside Bancshares Inc.	88,968,366	—	—	—	(7,430,373)	81,537,993	2,178,995	740,858	—
Southwestern Energy Co.	572,104,123	28,184,330	(34,321,125)	17,920,776	(90,165,173)	493,722,931	78,995,669	—	—
SpartanNash Co.	85,110,307	4,856,726	(5,314,629)	2,131,971	(9,331,891)	77,452,484	2,567,202	531,347	—
SPS Commerce Inc.	337,838,163	14,047,669	(15,154,685)	8,075,985	(55,875,186)	288,931,946	2,555,789	—	—
SPX Corp.	160,498,750	8,885,528	(8,558,298)	4,092,597	6,557,368	171,475,945	3,245,192	—	—
SPX FLOW Inc.(d)	259,082,047	1,269,690	(261,195,167)	118,154,523	(117,311,093)	—	—	—	—
Standard Motor Products Inc.	59,270,564	3,327,909	(4,170,517)	(280,935)	2,592,403	60,739,424	1,350,065	369,077	—
Standex International Corp.	87,658,417	4,477,098	(6,264,165)	643,665	(13,811,417)	72,703,598	857,556	227,405	—
Stepan Co.	150,510,653	8,539,189	(10,356,915)	2,045,260	1,881,434	152,619,621	1,505,867	498,322	—
Steven Madden Ltd.	211,645,113	10,185,039	(15,792,301)	1,817,869	(36,497,940)	171,357,780	5,320,018	1,129,711	—
Stewart Information Services Corp.	108,673,669	3,274,120	—	—	(19,634,027)	92,313,762	1,855,553	695,832	—
StoneX Group Inc.	90,898,940	4,842,986	(5,117,597)	2,446,499	2,044,898	95,115,726	1,218,339	—	—
Strategic Education Inc.	107,496,569	6,701,953	(5,959,047)	665,278	6,049,175	114,953,928	1,628,704	947,890	—
Sturm Ruger & Co. Inc.	87,670,726	4,667,132	(5,221,342)	1,026,489	(8,542,633)	79,600,372	1,250,595	852,505	—
Summit Hotel Properties Inc.	75,886,774	4,187,010	(4,138,798)	(88,626)	(20,260,783)	55,585,577	7,645,884	—	—
SunCoke Energy Inc.	52,991,824	2,904,399	(2,840,084)	763,370	(13,175,563)	40,643,946	5,968,274	355,952	—
Supernus Pharmaceuticals Inc.	122,972,590	5,978,871	(5,957,452)	993,074	(14,199,070)	109,788,013	3,796,266	—	—
Surmodics Inc.	45,178,643	2,192,206	(2,224,316)	766,739	(8,830,777)	37,082,495	996,038	—	—
Sylvamo Corp.	84,035,262	5,826,631	(7,174,352)	1,741,809	(2,542,355)	81,886,995	2,505,722	278,889	—
Tactile Systems Technology Inc.(d)	28,711,529	493,892	(10,817,864)	(48,778,697)	30,391,140	—	—	—	—
Tanger Factory Outlet Centers Inc.	127,881,154	11,569,208	(7,032,369)	1,301,793	(28,201,342)	105,518,444	7,420,425	1,492,558	—
TechTarget Inc.	155,056,230	7,060,802	(8,317,817)	4,109,506	(33,972,433)	123,936,288	1,885,823	—	—
Telephone and Data Systems Inc.	133,432,927	6,963,146	(8,156,542)	(629,139)	(21,094,461)	110,515,931	6,999,109	1,251,766	—
Tennant Co.	104,301,650	4,893,076	(5,190,319)	(82,532)	(25,733,324)	78,188,551	1,319,638	322,908	—
TimkenSteel Corp.	64,404,568	3,533,152	(3,692,539)	2,652,763	(11,857,932)	55,040,012	2,941,743	—	—
Titan International Inc.	53,931,214	3,256,393	(3,596,904)	2,753,851	(1,229,584)	55,114,970	3,649,998	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Tivity Health Inc.(d)	$102,231,306	$4,597,360	$(107,819,062)	$34,087,411	$(33,097,015)	$—	—	$—	$—
Tompkins Financial Corp.	66,250,624	3,525,289	(4,275,299)	258,204	(5,475,071)	60,283,747	836,113	477,944	—
Tredegar Corp.	22,063,926	1,064,419	(1,273,993)	8,973	(3,590,655)	18,272,670	1,827,267	214,461	—
TreeHouse Foods Inc.	128,739,659	8,048,759	(8,403,516)	(8,976)	37,657,420	166,033,346	3,970,190	—	—
Tri Pointe Homes Inc.	—	170,071,404	(15,650,076)	(3,091,404)	(27,566,239)	123,763,685	7,336,318	—	—
Trinity Industries Inc.	—	114,027,359	(21,063)	895	6,065,808	120,072,999	4,957,597	—	—
Trinseo PLC	133,136,232	6,238,832	(14,578,404)	(2,538,679)	(23,588,159)	98,669,822	2,565,518	882,945	—
Triumph Bancorp. Inc.	159,258,692	6,383,582	(7,340,150)	2,235,511	(55,569,087)	104,968,548	1,677,886	—	—
Triumph Group Inc.	93,800,075	2,287,341	(3,995,866)	315,333	(44,015,362)	48,391,521	3,641,198	—	—
TrueBlue Inc.	73,580,548	3,252,052	(6,536,130)	(1,526,479)	(26,431,050)	42,338,941	2,365,304	—	—
Trupanion Inc.	218,695,578	9,226,906	(8,958,954)	(134,319)	(71,040,235)	147,788,976	2,452,522	—	—
TrustCo Bank Corp. NY.	38,574,952	—	—	—	(1,316,840)	37,258,112	1,208,110	422,838	—
Trustmark Corp.	114,546,413	—	—	—	(4,523,056)	110,023,357	3,769,214	866,919	—
TTM Technologies Inc.	110,982,608	5,424,902	(9,685,800)	251,783	(17,338,406)	89,635,087	7,170,807	—	—
Tupperware Brands Corp.	68,309,820	1,900,644	(3,856,641)	(5,825,692)	(39,861,418)	20,666,713	3,259,734	—	—
Two Harbors Investment Corp.	136,053,578	13,354,249	(7,840,812)	(1,132,719)	(18,884,104)	121,550,192	24,407,669	4,182,479	—
U.S. Ecology Inc.(d)	107,128,388	1,442,682	(108,839,944)	7,170,326	(6,901,452)	—	—	—	—
U.S. Physical Therapy Inc.	91,860,274	5,275,425	(5,514,665)	2,187,441	6,733,931	100,542,406	920,718	378,112	—
U.S. Silica Holdings Inc.	99,876,624	4,473,968	(5,245,485)	2,880,211	(40,997,756)	60,987,562	5,340,417	—	—
UFP Industries Inc.	341,909,849	17,925,522	(17,927,834)	10,084,010	(49,310,532)	302,681,015	4,442,046	1,083,242	—
Ultra Clean Holdings Inc.	136,152,483	5,753,276	(5,799,285)	2,875,816	(43,450,479)	95,531,811	3,208,996	—	—
Unifi Inc.	17,937,480	705,070	(864,926)	(178,761)	(3,829,624)	13,769,239	979,320	—	—
UniFirst Corp./MA	200,629,322	9,282,311	(11,059,910)	1,115,285	(14,756,942)	185,210,066	1,075,677	320,814	—
uniQure NV	46,786,302	2,466,987	(2,345,503)	(323,637)	1,485,802	48,069,951	2,578,860	—	—
Unisys Corp.	103,901,420	4,141,369	(3,899,044)	416,253	(46,538,442)	58,021,556	4,823,072	—	—
United Community Banks Inc./GA	254,860,619	—	(742,291)	(254,917)	(33,539,085)	220,324,326	7,297,924	1,537,952	—
United Fire Group Inc.	47,725,571	2,995,846	(2,804,813)	616,191	4,104,695	52,637,490	1,537,759	241,145	—
United Natural Foods Inc.	171,786,549	9,260,553	(10,130,602)	5,445,847	(13,672,379)	162,689,968	4,129,187	—	—
Uniti Group Inc.	232,300,985	10,175,804	(11,005,092)	2,141,244	(75,310,764)	158,302,177	16,804,902	2,482,578	—
Unitil Corp.	57,003,513	3,916,150	(3,686,224)	623,140	9,407,885	67,264,464	1,145,512	445,088	—
Universal Corp./VA	102,545,813	5,878,951	(7,001,739)	1,077,716	3,129,294	105,630,035	1,745,951	1,382,195	—
Universal Electronics Inc.	29,321,395	1,352,576	(2,425,607)	(1,251,702)	(4,037,512)	22,959,150	897,894	—	—
Universal Health Realty Income Trust	53,217,155	3,242,916	(3,150,047)	(437,451)	(4,379,001)	48,493,572	911,362	638,159	—
Universal Insurance Holdings Inc.	27,029,508	992,795	(1,359,806)	(35,851)	(915,511)	25,711,135	1,973,226	320,037	—
Urban Edge Properties	150,439,087	7,609,599	(8,709,494)	(192,040)	(30,074,329)	119,072,823	7,828,588	1,240,153	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
Urstadt Biddle Properties Inc., Class A	$36,636,275	$(171,683)	$—	$—	$(4,911,820)	$31,552,772	1,947,702	$462,579	$—
Vanda Pharmaceuticals Inc.	45,100,344	2,652,794	(2,387,233)	(260,563)	(1,488,654)	43,616,688	4,001,531	—	—
Varex Imaging Corp.	60,217,722	3,951,441	(3,917,951)	(17,926)	288,136	60,521,422	2,829,426	—	—
Vector Group Ltd.	112,743,909	6,293,606	(6,271,993)	2,073,370	(16,301,862)	98,537,030	9,384,479	1,838,879	—
Veeco Instruments Inc.	98,540,068	4,605,981	(4,693,872)	2,251,752	(30,358,540)	70,345,389	3,626,051	—	—
Vera Bradley Inc.(d)	13,955,166	240,570	(8,795,020)	(11,624,937)	6,224,221	—	—	—	—
Vericel Corp.	128,020,145	5,544,670	(5,531,576)	(885,907)	(42,817,120)	84,330,212	3,349,095	—	—
Veris Residential Inc.	99,880,230	4,987,328	(5,794,221)	251,764	(23,993,116)	75,331,985	5,689,727	—	—
Veritex Holdings Inc.	134,887,513	12,960,548	(6,357,625)	2,894,692	(34,716,483)	109,668,645	3,748,074	705,671	—
Veritiv Corp.	132,495,898	7,172,555	(7,726,199)	6,101,782	(30,443,414)	107,600,622	991,254	—	—
Viad Corp.	52,372,980	2,735,724	(2,663,877)	39,431	(11,848,495)	40,635,763	1,471,777	—	—
Viavi Solutions Inc.	264,487,828	12,270,209	(16,484,258)	4,539,020	(51,287,849)	213,524,950	16,139,452	—	—
Virtus Investment Partners Inc.	122,805,763	5,288,058	(7,430,712)	235,262	(35,642,165)	85,256,206	498,516	767,812	—
Vista Outdoor Inc.	143,628,159	7,034,404	(9,171,365)	4,910,926	(35,398,375)	111,003,749	3,978,629	—	—
Wabash National Corp.	51,999,241	3,063,399	(3,337,367)	(53,444)	(4,332,791)	47,339,038	3,485,938	281,746	—
Walker & Dunlop Inc.	273,111,920	16,522,707	(12,225,650)	8,014,749	(77,410,059)	208,013,667	2,159,162	1,263,672	—
Washington Real Estate Investment Trust	154,813,024	14,401,309	(7,633,856)	131,446	(29,625,106)	132,086,817	6,198,349	1,035,678	—
WD-40 Co.	179,528,754	9,664,919	(11,398,477)	2,510,409	14,562,146	194,867,751	967,758	768,514	—
Westamerica Bancorp.	106,501,356	2,578,048	—	—	(8,609,876)	100,469,528	1,805,058	739,348	—
Whitestone REIT	43,783,817	2,562,097	(2,399,530)	737,666	(9,037,480)	35,646,570	3,315,960	392,861	—
Winnebago Industries Inc.	128,875,490	6,548,640	(9,347,180)	1,104,703	(14,285,383)	112,896,270	2,324,882	853,946	—
WisdomTree Investments Inc.	45,910,215	2,522,711	(2,752,609)	237,566	(6,358,483)	39,559,400	7,802,643	233,333	—
Wolverine World Wide Inc.	132,926,995	6,946,193	(9,910,291)	(3,329,223)	(11,188,099)	115,445,575	5,726,467	563,625	—
World Fuel Services Corp.	122,548,498	5,742,732	(7,370,212)	(977,632)	(28,438,143)	91,505,243	4,472,397	530,314	—
WSFS Financial Corp.	193,477,522	8,533,207	—	—	(26,989,215)	175,021,514	4,365,715	539,513	—
WW International Inc.	39,112,420	1,613,230	(1,772,965)	(241,725)	(14,314,106)	24,396,854	3,817,974	—	—
Xencor Inc.	111,628,239	6,980,512	(5,634,452)	(963,110)	3,588,168	115,599,357	4,223,579	—	—
Xenia Hotels & Resorts Inc.	157,588,903	7,482,690	(9,143,628)	817,373	(38,899,250)	117,846,088	8,110,536	—	—
Xperi Holding Corp.	115,255,905	—	—	—	(19,231,499)	96,024,406	6,654,498	332,725	—
Yelp Inc.	—	134,250,248	(23,338)	49	(3,280,551)	130,946,408	4,715,391	—	—
Zimvie Inc.	34,275,851	1,579,242	(2,067,275)	(47,936)	(9,877,745)	23,862,137	1,490,452	—	—
Zumiez Inc.	53,421,286	2,623,985	(8,964,264)	(2,215,015)	(14,322,596)	30,543,396	1,174,746	—	—
				$1,079,523,598	$(10,647,894,344)	$59,302,797,965		$240,411,450	$—

(a)	Formerly the Realogy Holdings Corp.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Affiliates (continued)

(d)	As of period end, the entity is no longer held.

(e)	As of period end, the entity was not considered an affiliate.

(f)	As of the beginning of the period, the entity was not considered an affiliate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2,190	09/16/22	$187,026	$(3,769,277)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$218,540,777	$(47,820,715	)(c)	$221,190,132	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/23	246,831,551	(12,552,823	)(e)	221,805,222	0.4
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	148,571,472	(1,403,765	)(g)	136,102,551	0.2
					$(61,777,303)		$579,097,905

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(50,470,070) of net dividends and financing fees.

(e)	Amount includes $12,473,506 of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $11,065,156 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Aerospace & Defense
Triumph Group Inc.(a)	680,800	$9,047,832	4.1%

Banks
BankUnited Inc.	97,090	3,453,491	1.6
Banner Corp.	67,129	3,773,321	1.7
Berkshire Hills Bancorp. Inc.	118,897	2,945,079	1.3
Brookline Bancorp. Inc.	49,161	654,333	0.3
Central Pacific Financial Corp.	121,721	2,610,915	1.2
City Holding Co.	45,571	3,640,211	1.6
Community Bank System Inc.	84,044	5,318,304	2.4
First Commonwealth Financial Corp.	353,812	4,748,157	2.2
First Financial Bancorp.	211,816	4,109,230	1.9
Hanmi Financial Corp.	62,080	1,393,075	0.6
Heritage Financial Corp./WA	82,358	2,072,127	0.9
HomeStreet Inc.	43,480	1,507,452	0.7
Hope Bancorp Inc.	123,544	1,709,849	0.8
Independent Bank Corp.	31,311	2,487,033	1.1
NBT Bancorp. Inc.	119,717	4,500,162	2.0
Northwest Bancshares Inc.	419,022	5,363,482	2.4
OFG Bancorp.	83,326	2,116,480	1.0
Preferred Bank/Los Angeles CA	41,723	2,837,998	1.3
Renasant Corp.	12,599	362,977	0.2
Southside Bancshares Inc.	36,613	1,370,058	0.6
Trustmark Corp.	83,390	2,434,154	1.1
Westamerica Bancorp.	48,974	2,725,893	1.2
		62,133,781
Commercial Services & Supplies
Pitney Bowes Inc.	3,314,822	11,999,656	5.4

Communications Equipment
Extreme Networks Inc.(a)	2,555,697	22,796,817	10.3

Consumer Finance
Green Dot Corp.(a)	111,836	2,808,202	1.3

Equity Real Estate Investment Trusts (REITs)
NexPoint Residential Trust Inc.	208,737	13,048,150	5.9
Retail Opportunity Investments Corp.	15,989	252,306	0.1
SITE Centers Corp.	1,263,011	17,012,758	7.7
Urstadt Biddle Properties Inc.	57,739	935,372	0.4
		31,248,586
Gas Utilities
Chesapeake Utilities Corp.	23,276	3,015,406	1.4

Health Care Providers & Services
RadNet Inc.(a)	516,716	8,928,852	4.0

Insurance
Ambac Financial Group Inc.(a)	95,534	1,084,311	0.5
Employers Holdings Inc.	86,252	3,613,096	1.6
Genworth Financial Inc.(a)	2,201,317	7,770,649	3.5
Horace Mann Educators Corp.	124,966	4,796,195	2.2
James River Group Holdings Ltd.	29,022	719,165	0.3
ProAssurance Corp.	143,859	3,399,388	1.6
	Shares	Value	% of Basket Value

Insurance (continued)
Safety Insurance Group Inc.	9,371	$909,924	0.4
Stewart Information Services Corp.	22,833	1,135,942	0.5
		23,428,670
Metals & Mining
Warrior Met Coal Inc.	92,441	2,829,619	1.3

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	83,801	2,276,873	1.0
Par Pacific Holdings Inc.(a)	150,853	2,351,798	1.1
		4,628,671
Software
Vonage Holdings Corp.(a)	1,547,083	29,147,044	13.2
Xperi Holding Corp.	88,244	1,273,361	0.6
		30,420,405
Thrifts & Mortgage Finance
Mr Cooper Group Inc.(a)	46,720	1,716,493	0.7
Provident Financial Services Inc.	8,227	183,133	0.1
TrustCo Bank Corp. NY	29,478	909,102	0.4
WSFS Financial Corp.	81,543	3,269,059	1.5
		6,077,787
Water Utilities
Middlesex Water Co.	20,824	1,825,848	0.8

Total Reference Entity — Long		221,190,132

Net Value of Reference Entity — Goldman Sachs Bank USA		$221,190,132

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Aerospace & Defense
Triumph Group Inc.(a)	158,084	$2,100,936	0.9%

Banks
BankUnited Inc.	102,294	3,638,598	1.7
Banner Corp.	42,334	2,379,594	1.1
Brookline Bancorp. Inc.	113,434	1,509,807	0.7
City Holding Co.	4,321	345,161	0.2
Community Bank System Inc.	22,002	1,392,287	0.6
First BanCorp./Puerto Rico	149,811	1,934,060	0.9
First Commonwealth Financial Corp.	20,840	279,673	0.1
First Financial Bancorp.	48,166	934,420	0.4
Hanmi Financial Corp.	9,279	208,221	0.1
Heritage Financial Corp./WA	51,297	1,290,633	0.6
Hope Bancorp Inc.	230,536	3,190,618	1.4
National Bank Holdings Corp.	53,934	2,064,054	0.9
OFG Bancorp.	42,695	1,084,453	0.5
Preferred Bank/Los Angeles CA	264,460	17,988,569	8.1
Renasant Corp.	144,794	4,171,515	1.9
Simmons First National Corp.	23,787	505,712	0.2
Southside Bancshares Inc.	17,708	662,633	0.3

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

	Shares	Value	% of Basket Value
Banks (continued)
Trustmark Corp.	420,746	$12,281,576	5.5
Westamerica Bancorp.	15,176	844,696	0.4
		56,706,280
Commercial Services & Supplies
Pitney Bowes Inc.	125,136	452,992	0.2

Consumer Finance
Green Dot Corp.(a)	51,515	1,293,542	0.6

Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties Inc.	201,225	3,831,324	1.7
SITE Centers Corp.	910,988	12,271,008	5.5
Urstadt Biddle Properties Inc.	91,535	1,482,867	0.7
		17,585,199
Gas Utilities
Chesapeake Utilities Corp.	49,208	6,374,896	2.9

Insurance
Ambac Financial Group Inc.(a)	229,674	2,606,800	1.2
Employers Holdings Inc.	119,604	5,010,212	2.3
Genworth Financial Inc.(a)	1,849,410	6,528,417	2.9
Horace Mann Educators Corp.	23,373	897,056	0.4
ProAssurance Corp.	88,268	2,085,773	0.9
		17,128,258
Metals & Mining
Warrior Met Coal Inc.	138,442	4,237,710	1.9

Multi-Utilities
Avista Corp.	5,791	251,966	0.1

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	901,925	24,505,302	11.1
Par Pacific Holdings Inc.(a)	229,278	3,574,444	1.6
		28,079,746
Software
Vonage Holdings Corp.(a)	1,764,312	33,239,638	15.0
Xperi Holding Corp.	435,896	6,289,979	2.8
		39,529,617
Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	108,047	3,830,266	1.7
Mr Cooper Group Inc.(a)	904,672	33,237,649	15.0
Provident Financial Services Inc.	102,989	2,292,535	1.0
TrustCo Bank Corp. NY.	82,672	2,549,604	1.2
WSFS Financial Corp.	53,512	2,145,296	1.0
		44,055,350
Water Utilities
Middlesex Water Co.	45,720	4,008,730	1.8

Total Reference Entity — Long		221,805,222

Net Value of Reference Entity — HSBC Bank PLC		$221,805,222

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Aerospace & Defense
Triumph Group Inc.(a)	70,616	$938,487	0.7%

Banks
Banner Corp.	1,853	104,157	0.1
Central Pacific Financial Corp.	196,344	4,211,579	3.1
First Commonwealth Financial Corp.	44,570	598,129	0.4
Hope Bancorp Inc.	26,911	372,448	0.3
National Bank Holdings Corp.	17,705	677,570	0.5
Preferred Bank/Los Angeles CA	9,405	639,728	0.5
Seacoast Banking Corp. of Florida	639	21,113	0.0
Veritex Holdings Inc.	562	16,444	0.0
		6,641,168
Communications Equipment
Extreme Networks Inc.(a)	693,667	6,187,510	4.5

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	990	15,464	0.0
Easterly Government Properties Inc.	405,245	7,715,865	5.7
Getty Realty Corp.	424	11,236	0.0
NexPoint Residential Trust Inc.	48,290	3,018,608	2.2
Retail Opportunity Investments Corp.	109,924	1,734,601	1.3
SITE Centers Corp.	1,158,359	15,603,096	11.4
		28,098,870
Health Care Providers & Services
RadNet Inc.(a)	242,911	4,197,502	3.1

Insurance
Ambac Financial Group Inc.(a)	588,791	6,682,778	4.9
Genworth Financial Inc.(a)	406,798	1,435,997	1.1
		8,118,775
Metals & Mining
Warrior Met Coal Inc.	890,101	27,245,992	20.0

Multi-Utilities
Avista Corp.	67,705	2,945,845	2.2

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	8,913	242,166	0.2
Par Pacific Holdings Inc.(a)	322,603	5,029,381	3.7
		5,271,547
Software
Vonage Holdings Corp.(a)	2,404,964	45,309,522	33.3
Xperi Holding Corp.	48,666	702,250	0.5
		46,011,772
Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	14,432	445,083	0.3

Total Reference Entity — Long		136,102,551

Net Value of Reference Entity — JPMorgan Chase Bank NA		$136,102,551

(a)	Non-income producing security.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$59,972,368,204	$—	$—	$59,972,368,204
Money Market Funds	3,877,704,767	—	—	3,877,704,767
	$63,850,072,971	$—	$—	$63,850,072,971
Derivative financial instruments(a)
Liabilities
Futures Contracts	(3,769,277)	$—	$—	$(3,769,277)
Swaps	—	(61,777,303)	—	(61,777,303)
	$(3,769,277)	$(61,777,303)	$—	$(65,546,580)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust